Investment Company Act file number: 811-09086

TD WATERHOUSE FAMILY OF FUNDS, INC.

(FORMERLY KNOWN AS WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005

(Address of principal executive offices) (Zip code)

George O. Martinez, President, TD Waterhouse Family of Funds, Inc.

60 State Street, Suite 1300, Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-908-7537

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

TD WATERHOUSE FAMILY OF FUNDS, INC.

Board of Directors and Executive Officers

DIRECTORS

George F. Staudter†
Director of Koger Equity, Inc.
Independent Financial Consultant

Lawrence J. Toal
Retired Chairman, President and CEO of Dime Savings Bank and Former President and CEO of Dime Bancorp, Inc.

Richard W. Dalrymple
Chief Operating Officer of National Center for Disability Services

Peter B. M. Eby
Corporate Director of George Weston Ltd.

EXECUTIVE OFFICERS

George O. Martinez*
President and Chief Executive Officer

Christopher Salfi
Treasurer and Chief Financial Officer

**Affiliated person of the Distributor*
†Interested Director

TD WATERHOUSE ASSET MANAGEMENT, INC.

Board of Directors and Executive Officers

DIRECTORS

Frank J. Petrilli
Chairman, President, Chief Operating Officer and Chief Executive Officer

Richard H. Neiman
Executive Vice President, General Counsel and Secretary

SENIOR OFFICERS

David A. Hartman
Senior Vice President and Chief Investment Officer

B. Kevin Sterns
Executive Vice President, Chief Financial Officer and Treasurer

Michele R. Teichner
Senior Vice President Compliance, Administration and Operations

TD WATERHOUSE ASSET MANAGEMENT, INC.

Service Providers

Investment Manager
TD Waterhouse Asset
Management, Inc.
100 Wall Street
New York, NY 10005

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Custodian
The Bank of New York
100 Church Street
New York, NY 10286

Distributor
Funds Distributor, Inc.
60 State Street
Boston, MA 02109

Transfer Agent
National Investor Services Corp.
55 Water Street
New York, NY 10041

Administrator &
Shareholder Servicing
TD Waterhouse Investor
Services, Inc.
100 Wall Street
New York, NY 10005
Customer Service Department
1-800-934-4448

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Directors
Counsel
Willkie Farr & Gallagher
787 Seventh Avenue
New York, NY 10019

DEAR SHAREHOLDER:

I am pleased to provide you with the TD Waterhouse Family of Funds (the "Funds") semiannual report for the six months ended April 30, 2003.

Uncertainty kept the markets unsettled during this period. Uncertainty is a recurring theme in financial markets. History is bookmarked with bouts of market turmoil sparked by unexpected economic, financial or geopolitical events; some more serious than others.

With time, however, the negative impact of uncertainty on the markets is surmountable. Therefore, it's important that investors are well-positioned for any market environment. That means establishing an appropriate financial plan designed to achieve your long-term goals.

Money market funds have a role to play in such a financial plan. They enhance diversification, offering another option for spreading risk among different investments, thereby limiting the vulnerability of your portfolio. They also provide a vehicle for keeping cash readily available for investment opportunities as they arise. TD Waterhouse money market funds are well-suited for the cash component in your portfolio.

On behalf of all of us at TD Waterhouse, I would like to convey our appreciation for your faith in our commitment to help you manage your money successfully.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. Thank you for your continued business.



Frank J. Petrilli
President and Chief Executive Officer
TD Waterhouse USA
June 25, 2003

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share. For a prospectus containing complete information about the Funds, please call 1-800-934-4448. Please read it carefully before investing or sending money.

MARKET REVIEW

Financial markets remained volatile during the six months ended April 30, 2003, as mixed data and geopolitical uncertainty continued to cloud the outlook for U.S. economic recovery.

Investors became optimistic after the Republicans won control of Congress in November's mid-term elections on expectations this would give President Bush the possible backing for more tax cuts and increased government spending. Fiscal stimulus was seen as a timely economic tonic that would lay the foundation for a turnaround in corporate earnings growth, leading to higher business spending and job growth.

In the early part of the new year, however, investors turned their attention back to geopolitical concerns, namely the possibility of war with Iraq and the potential impact that a lengthy conflict could have on economic growth and corporate profits. The result was heightened volatility. Markets began to stabilize once military operations got underway and confidence mounted that the war would likely be over relatively quickly.

Fixed-income investments moved in and out of favor, as investors wrestled with all the uncertainty, but generally benefited from their appeal as a safe haven, as well as from continued low interest rates and subdued inflation. These factors pushed yields down across the yield curve, driving bond prices higher. Corporate issues followed a similar pattern, increasing in value in an overall flight to bonds, as investors sought higher income payouts. They received a further boost as companies, in a move to strengthen their balance sheets, paid down debt.

A big question mark remains for the economic outlook. Reports continue to provide mixed messages on the current state of the economy and whether the recovery has stalled. On the plus side, the war in Iraq has wound down, taking pressure off energy prices. Corporate earnings growth has shown signs of improvement, breathing new life into the stock market. All this has bolstered consumer confidence and raised investors' hope for a rebound in consumer spending and business investment. Both slowed in the first quarter of 2003 amid war jitters, resulting in lower-than-expected GDP (Gross Domestic Product) growth for the same period.

Still, these uncertain times have continued to be marked by the loss of jobs this year, notably in the manufacturing sector. Slowing manufacturing activity, one of the missing links of the economic recovery, suggests the turnaround in the sector that began in late 2001 may be faltering for a second time. This weakness may be a result of apprehensions over the war in Iraq or a deeper problem in business capital spending. The sector had to

overcome three setbacks before pulling ahead following the 1990-91 recession. Better-than-expected improvement in the manufacturing data in May has provided encouragement the sector may have regained its footing.

The Federal Reserve Open Market Committee ("Federal Reserve") has maintained a close watch on economic developments, looking for a clearer picture to emerge. It has acknowledged that geopolitical concerns have hampered economic activity. In addition, the Federal Reserve indicated that the economic outlook was so murky during the lead-up to war that it could not "usefully characterize the current balance of risks" between growth and inflation.

Since the war, the Federal Reserve's main concern hasn't been so much further weakness in the economy; it sees the potential for sustainable growth down the road. Its fear is that in the meantime inflation might decline substantially from its already low level, which could put pressure on profit margins and hinder a recovery in business spending. Federal Reserve Chairman Alan Greenspan noted in his most recent testimony to Congress that "many more weeks of data will be needed to confidently discern the underlying trends" in the economy.

His comments increased expectations of another rate reduction in the near term. The debate in the market was whether it would be 0.25% or 0.50%. The answer came at the Federal Reserve's most recent policy meeting, as the target Federal Funds rate was trimmed by 0.25% to 1.00% – the lowest level since 0.68% in July 1958.

In a statement accompanying the decision, the Federal Reserve said, "Recent signs point to a firming in spending, markedly improved financial conditions, and labor and product markets that are stabilizing. The economy, nonetheless, has yet to exhibit sustainable growth."

The environment appears to favor continued low levels of interest rates and contained inflation, which may provide stability for interest-sensitive investments.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-934-4448.

David Hartman

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Waterhouse Asset Management, Inc.

June 25, 2003

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Funds will be able to maintain a stable net asset value of $1 per share.

Distributor: Funds Distributor, Inc.

	Money Market	U.S. Government	Municipal	California Municipal Money Market	New York Municipal Money Market
	Invests in high-quality money market securities.	Invests in securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities.***	Invests primarily in high quality municipal securities that pay dividends exempt from Federal Income taxes.****	Invests primarily in high quality municipal securities that pay dividends exempt from Federal and CA State Income taxes.****	Invests primarily in high quality municipal securities that pay dividends exempt from Federal, NY State and NYC Income taxes.****
Seven-Day Yield*	**0.64%**	**0.52%**	**0.66%**	**0.70%**	**0.69%**
Seven-Day Effective Yield*	**0.64%**	**0.53%**	**0.67%*******	**0.70%*******	**0.69%*******
Maturity Composition** **Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.**	Average Maturity: 54 days 1-30 days 67.7% 31-60 days 10.6% 61-90 days 10.2% Over 90 days 11.5% 	Average Maturity: 49 days 1-30 days 43.8% 31-60 days 19.3% 61-90 days 15.4% Over 90 days 21.5% 	Average Maturity: 45 days 1-30 days 73.3% 31-60 days 4.6% 61-90 days 3.1% Over 90 days 19.0% 	Average Maturity: 19 days 1-30 days 85.7% 31-60 days 4.0% 61-90 days 5.1% Over 90 days 5.2% 	Average Maturity: 38 days 1-30 days 81.6% 31-60 days 4.2% 61-90 days 2.2% Over 90 days 12.0% 
Portfolio Composition** **All figures are shown as a percentage of the Portfolio's investments. All of the Portfolio's securities are in the top tier of credit quality.**	By Security Type  1. 61.1% Corporate Obligations 2. 28.9% Bank Obligations 3. 8.0% Taxable Municipal Commercial Paper 4. 2.0% Government Obligations/ Repurchase Agreements	By Security Type  1. 54.9% Agency Obligations 2. 45.1% U.S. Government Obligations/ Repurchase Agreements	By Security Type  1. 65.2% 7-Day Demand Notes 2. 8.9% Put-Bonds 3. 8.7% Tax-Exempt Commercial Paper 4. 5.4% Daily Demand Notes 5. 5.4% Tax-Exempt Notes 6. 3.4% Tax-Exempt Bonds 7. 3.0% Other Obligations	By Security Type  1. 76.0% 7-Day Demand Notes 2. 15.3% Daily Demand Notes 3. 5.0% Put-Bonds 4. 3.3% Tax-Exempt Commercial Paper 5. 0.4% Tax-Exempt Notes	By Security Type  1. 75.9% 7-Day Demand Notes 2. 8.0% Other Obligations 3. 6.0% Put-Bonds 4. 5.7% Tax-Exempt Notes 5. 3.3% Daily Demand Notes 6. 0.7% Tax-Exempt Commercial Paper 7. 0.4% Tax-Exempt Bonds

* The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio's expenses was reduced during the reporting period. Without this reduction, the Portfolio's seven-day yield would have been: Money Market: 0.50%; U.S. Government: 0.37%; Municipal: 0.49%; California Municipal Money Market: 0.41%; New York Municipal Money Market: 0.38%. The seven-day effective yield would have been: Money Market 0.50%; U.S. Government: 0.38%; Municipal: 0.50%; California Municipal Money Market: 0.41%; New York Municipal Money Market: 0.38%

** Portfolio composition is subject to change.

*** U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

**** Income may be subject to federal alternative minimum tax.

***** Tax-equivalent yield for the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios is 1.02%, 1.18% and 1.18%, respectively. This is assuming a 2003 maximum tax rate of 35% federal for the Municipal Portfolio, 40.71% federal and state for the California Municipal Money Market Portfolio, and 41.45% federal, state and city for the New York Municipal Money Market Portfolio.

Statements of Assets and Liabilities

April 30, 2003
(UNAUDITED)

	Money Market Portfolio
Assets	
Investments in securities, at value (including repurchase agreements of $77,515,000, $334,136,000, $0, $0, and $0, respectively) (Note 2)	$ 8,782,532,186
Cash	399,837
Receivable for capital shares sold	85,414,807
Interest receivable	12,666,209
TOTAL ASSETS	8,881,013,039
Liabilities	
Payable for securities purchased	184,975,000
Payable for capital shares redeemed	124,237,583
Payable to Investment Manager and its affiliates (Note 3)	5,359,757
Accrued expenses and other liabilities	359,835
Dividends payable to shareholders	151,417
TOTAL LIABILITIES	315,083,592
Net Assets	$ 8,565,929,447
Net assets consist of:	
Paid-in-capital	$ 8,565,896,038
Accumulated net realized gains (losses) from security transactions	33,409
Net assets, at value	$ 8,565,929,447
Shares outstanding ($.0001 par value common stock, 50 billion, 20 billion, 10 billion, 10 billion and 10 billion shares authorized, respectively)	8,565,896,038
Net asset value, redemption price and offering price per share (Note 2)	$ 1.00

U.S. Government Portfolio	Municipal Portfolio	California Municipal Money Market Portfolio	New York Municipal Money Market Portfolio
$ 1,208,360,610	$ 705,349,749	$ 242,255,815	$ 150,369,070
17,127	1,047,536	398,080	149,433
9,087,504	4,911,990	3,290,854	1,152,766
652,197	2,552,732	689,092	372,916
1,218,117,438	713,862,007	246,633,841	152,044,185
—	14,015,318	—	—
15,528,741	7,236,841	1,900,515	980,348
767,870	429,036	126,319	76,868
69,502	54,791	13,251	19,893
18,081	12,702	4,581	2,820
16,384,194	21,748,688	2,044,666	1,079,929
$ 1,201,733,244	$ 692,113,319	$ 244,589,175	$ 150,964,256
$ 1,201,722,257	$ 692,118,145	$ 244,589,589	$ 150,981,286
10,987	(4,826)	(414)	(17,030)
$ 1,201,733,244	$ 692,113,319	$ 244,589,175	$ 150,964,256
1,201,722,257	692,118,145	244,589,589	150,981,286
$ 1.00	$ 1.00	$ 1.00	$ 1.00

Statements of Operations

For the Six Months Ended April 30, 2003
(UNAUDITED)

	Money Market Portfolio
Investment Income	
Interest income	$ 67,127,281
Expenses	
Investment management fees (Note 3)	14,236,706
Shareholder servicing fees (Note 3)	10,672,655
Transfer agent fees (Note 3)	8,538,218
Administration fees (Note 3)	4,269,031
Shareholder reports and mailing fees	433,781
Custody fees	290,537
Registration fees	73,795
Professional fees	45,246
Directors' fees	3,458
Other expenses	107,678
TOTAL EXPENSES	38,671,105
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(5,799,215)
Net Expenses	32,871,890
Net Investment Income	34,255,391
NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	36,200
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 34,291,591

U.S. Government Portfolio	Municipal Portfolio	California Municipal Money Market Portfolio	New York Municipal Money Market Portfolio
$ 9,312,997	$ 4,831,969	$ 1,538,056	$ 959,128
2,201,439	1,238,855	444,710	273,688
1,582,243	884,898	317,651	195,492
1,265,809	707,926	254,123	156,395
632,893	353,957	127,059	78,196
37,339	14,199	4,224	4,776
30,998	22,574	9,980	5,981
36,932	32,323	18,798	21,156
11,430	7,501	4,886	5,672
3,839	3,594	3,839	3,839
19,621	13,090	6,530	5,195
5,822,543	3,278,917	1,191,800	750,390
(949,227)	(588,827)	(365,907)	(242,111)
4,873,316	2,690,090	825,893	508,279
4,439,681	2,141,879	712,163	450,849
10,750	(3,031)	—	151
$ 4,450,431	$ 2,138,848	$ 712,163	$ 451,000

Statements of Changes in Net Assets

	Money Market Portfolio	
	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002
OPERATIONS:		
Net investment income	$ 34,255,391	$ 119,921,142
Net realized gains (losses) from security transactions	36,200	878,058
Net increase in net assets from operations	34,291,591	120,799,200
DISTRIBUTIONS TO SHAREHOLDERS:		
From net investment income	(34,255,391)	(120,050,715)
From net realized gains on security transactions	(878,066)	—
Total distributions to shareholders	(35,133,457)	(120,050,715)
CAPITAL SHARE TRANSACTIONS ($1.00 PER SHARE):		
Proceeds from shares sold	11,369,142,496	23,615,949,725
Shares issued in reinvestment of dividends	35,255,657	120,280,012
Payments for shares redeemed	(11,431,333,052)	(22,980,764,312)
Net increase (decrease) in net assets from capital share transactions	(26,934,899)	755,465,425
TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,776,765)	756,213,910
NET ASSETS:		
Beginning of period	8,593,706,212	7,837,492,302
End of period	$ 8,565,929,447	$ 8,593,706,212

U.S. Government Portfolio		Municipal Portfolio	
Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002
$ 4,439,681	$ 16,427,611	$ 2,141,879	$ 6,435,982
10,750	35,022	(3,031)	(1,634)
4,450,431	16,462,633	2,138,848	6,434,348
(4,439,681)	(16,481,662)	(2,141,879)	(6,435,982)
(35,023)	—	—	—
(4,474,704)	(16,481,662)	(2,141,879)	(6,435,982)
1,656,069,395	3,394,996,984	890,425,780	1,703,350,971
4,495,360	16,515,443	2,150,543	6,443,874
(1,729,532,345)	(3,322,435,096)	(872,806,183)	(1,686,203,172)
(68,967,590)	89,077,331	19,770,140	23,591,673
(68,991,863)	89,058,302	19,767,109	23,590,039
1,270,725,107	1,181,666,805	672,346,210	648,756,171
$ 1,201,733,244	$ 1,270,725,107	$ 692,113,319	$ 672,346,210

Statements of Changes in Net Assets

OPERATIONS:

Net investment income

Net realized gains (losses) from security transactions

Net increase in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income

From net realized gains on security transactions

Total distributions to shareholders

CAPITAL SHARE TRANSACTIONS ($1.00 PER SHARE):

Proceeds from shares sold

Shares issued in reinvestment of dividends

Payments for shares redeemed

Net increase (decrease) in net assets from capital share transactions

TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:

Beginning of period

End of period

California Municipal Money Market Portfolio		New York Municipal Money Market Portfolio	
Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002
$ 712,163	$ 2,097,717	$ 450,849	$ 1,247,861
—	—	151	(462)
712,163	2,097,717	451,000	1,247,399
(712,163)	(2,097,717)	(450,849)	(1,247,861)
—	—	(16,169)	—
(712,163)	(2,097,717)	(467,018)	(1,247,861)
296,033,279	588,651,344	167,163,957	390,694,273
714,918	2,099,419	469,054	1,247,870
(308,497,569)	(565,895,577)	(165,922,341)	(375,565,939)
(11,749,372)	24,855,186	1,710,670	16,376,204
(11,749,372)	24,855,186	1,694,652	16,375,742
256,338,547	231,483,361	149,269,604	132,893,862
$ 244,589,175	$ 256,338,547	$ 150,964,256	$ 149,269,604

Financial Highlights

	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002
Per Share Operating Performance		
Net asset value, beginning of period	$ 1.000	$ 1.000
Net investment income	0.004	0.015
Distributions from net investment income	(0.004)	(0.015)
Distributions from net realized gains on security transactions	—*	—
Total distributions to shareholders	(0.004)	(0.015)
Net asset value, end of period	$ 1.000	$ 1.000
Ratios		
Ratio of expenses to average net assets	0.77%[(B)]	0.77%
Ratio of net investment income to average net assets	0.80%[(B)]	1.46%
Decrease reflected in above expense ratio due to waivers/ reimbursements by the Investment Manager and its affiliates (Note 3)	0.14%[(B)]	0.13%
Supplemental Data		
Total investment return[(A)]	0.41%	1.48%
Net assets, end of period	$ 8,565,929,447	$ 8,593,706,212
Average net assets	$ 8,608,985,181	$ 8,190,289,039

* Amount represents less than $0.001 per share.

(A) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

(B) Annualized.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

Money Market Portfolio

Year Ended October 31, 2001	Year Ended October 31, 2000	Year Ended October 31, 1999	Year Ended October 31, 1998
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.044	0.056	0.044	0.049
(0.044)	(0.056)	(0.044)	(0.049)
—	—	—	—
(0.044)	(0.056)	(0.044)	(0.049)
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.75%	0.75%	0.71%	0.75%
4.29%	5.69%	4.44%	4.92%
0.17%	0.17%	0.21%	0.15%
4.45%	5.74%	4.54%	5.04%
$ 7,837,492,302	$ 6,155,863,489	$ 4,646,268,591	$ 2,957,725,894
$ 7,201,241,377	$ 5,519,126,965	$ 4,035,269,586	$ 2,302,804,288

Financial Highlights

	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002
Per Share Operating Performance		
Net asset value, beginning of period	$ 1.000	$ 1.000
Net investment income	0.003	0.014
Distributions from net investment income	(0.003)	(0.014)
Distributions from net realized gains on security transactions	—*	—
Total distributions to shareholders	(0.003)	(0.014)
Net asset value, end of period	$ 1.000	$ 1.000
Ratios		
Ratio of expenses to average net assets	0.77%[(B)]	0.77%
Ratio of net investment income to average net assets	0.70%[(B)]	1.36%
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.15%[(B)]	0.16%
Supplemental Data		
Total investment return[(A)]	0.35%	1.37%
Net assets, end of period	$ 1,201,733,244	$ 1,270,725,107
Average net assets	$ 1,276,290,915	$ 1,210,024,354

[*] Amount represents less than $0.001 per share.
[(A)] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
[(B)] Annualized.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

U.S. Government Portfolio

Year Ended October 31, 2001	Year Ended October 31, 2000	Year Ended October 31, 1999	Year Ended October 31, 1998
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.042	0.054	0.044	0.048
(0.042)	(0.054)	(0.044)	(0.048)
—	—	—	—
(0.042)	(0.054)	(0.044)	(0.048)
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.75%	0.75%	0.75%	0.78%
4.13%	5.41%	4.40%	4.80%
0.19%	0.19%	0.19%	0.11%
4.31%	5.56%	4.47%	4.91%
$ 1,181,666,805	$ 891,799,338	$ 880,720,253	$ 537,403,768
$ 1,020,855,050	$ 901,031,857	$ 678,643,185	$ 457,821,528

Financial Highlights

	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002
Per Share Operating Performance		
Net asset value, beginning of period	$ 1.000	$ 1.000
Net investment income	0.003	0.010
Distributions from net investment income	(0.003)	(0.010)
Net asset value, end of period	$ 1.000	$ 1.000
Ratios		
Ratio of expenses to average net assets	0.76%[B]	0.76%
Ratio of net investment income to average net assets	0.61%[B]	0.98%
Decrease reflected in above expense ratio due to waivers/ reimbursements by the Investment Manager and its affiliates (Note 3)	0.17%[B]	0.18%
Supplemental Data		
Total investment return[A]	0.30%	0.98%
Net assets, end of period	$ 692,113,319	$ 672,346,210
Average net assets	$ 713,786,519	$ 659,741,138

[A] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
[B] Annualized.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

Municipal Portfolio

Year Ended October 31, 2001	Year Ended October 31, 2000	Year Ended October 31, 1999	Year Ended October 31, 1998
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.027	0.034	0.026	0.029
(0.027)	(0.034)	(0.026)	(0.029)
$ 1.000	$ 1.000	$ 1.000	$ 1.000
0.74%	0.74%	0.74%	0.72%
2.67%	3.40%	2.56%	2.93%
0.20%	0.21%	0.21%	0.13%
2.74%	3.45%	2.59%	2.98%
$ 648,756,171	$ 523,567,900	$ 487,136,694	$ 381,090,446
$ 608,775,666	$ 505,599,538	$ 439,705,095	$ 312,133,086

Financial Highlights

	Six Months Ended April 30, 2003 (Unaudited)
Per Share Operating Performance	
Net asset value, beginning of period	$ 1.000
Net investment income	0.003
Distributions from net investment income	(0.003)
Net asset value, end of period	$ 1.000
Ratios	
Ratio of expenses to average net assets	0.65%[B]
Ratio of net investment income to average net assets	0.56%[B]
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.29%[B]
Supplemental Data	
Total investment return[A]	0.28%
Net assets, end of period	$ 244,589,175
Average net assets	$ 256,227,101

* Portfolio commenced operations on September 1, 2000.

[A] Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

[B] Annualized.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

California Municipal Money Market Portfolio

Year Ended October 31, 2002	Year Ended October 31, 2001	Year Ended October 31, 2000*
$ 1.000	$ 1.000	$ 1.000
0.009	0.024	0.005
(0.009)	(0.024)	(0.005)
$ 1.000	$ 1.000	$ 1.000
0.65%	0.65%	0.65%(B)
0.87%	2.34%	2.95%(B)
0.29%	0.29%	0.50%(B)
0.87%	2.38%	2.96%(B)
$ 256,338,547	$ 231,483,361	$ 214,545,918
$ 242,095,438	$ 228,193,975	$ 224,605,169

Please see accompanying notes to financial statements.

Financial Highlights

	Six Months Ended April 30, 2003 (Unaudited)
Per Share Operating Performance	
Net asset value, beginning of period	$ 1.000
Net investment income	0.003
Distributions from net investment income	(0.003)
Distributions from net realized gains on security transactions	—*
Total distributions to shareholders	(0.003)
Net asset value, end of period	$ 1.000
Ratios	
Ratio of expenses to average net assets	0.65%(B)
Ratio of net investment income to average net assets	0.58%(B)
Decrease reflected in above expense ratio due to waivers/reimbursements by the Investment Manager and its affiliates (Note 3)	0.31%(B)
Supplemental Data	
Total investment return(A)	0.30%
Net assets, end of period	$ 150,964,256
Average net assets	$ 157,689,882

* Amount represents less than $0.001 per share.
** Portfolio commenced operations on September 1, 2000.
(A) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.
(B) Annualized.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio's financial statements.

New York Municipal Money Market Portfolio

Year Ended October 31, 2002	Year Ended October 31, 2001	Year Ended October 31, 2000**
$ 1.000	$ 1.000	$ 1.000
0.009	0.025	0.006
(0.009)	(0.025)	(0.006)
—	—	—
(0.009)	(0.025)	(0.006)
$ 1.000	$ 1.000	$ 1.000
0.65%	0.65%	0.65%(B)
0.87%	2.44%	3.53%(B)
0.32%	0.30%	0.57%(B)
0.87%	2.53%	3.54%(B)
$ 149,269,604	$ 132,893,862	$ 100,705,806
$ 144,026,670	$ 119,680,318	$ 101,951,165

Notes to Financial Statements – April 30, 2003
(UNAUDITED)

Note 1 — Organization

TD Waterhouse Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five money market portfolios (each a "Portfolio" and collectively the "Portfolios"). Each Portfolio is a diversified investment portfolio, except for the California Municipal Money Market and New York Municipal Money Market Portfolios, which are non-diversified. The investment objective of each Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federally tax-exempt income by investing primarily in municipal securities. The California Municipal Money Market and New York Municipal Money Market Portfolios offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund's significant accounting policies:

Use of Estimates — The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which requires the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation — Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2003,

Notes to Financial Statements – April 30, 2003
(UNAUDITED)

the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Waterhouse Asset Management, Inc. (the Fund's "Investment Manager"), subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income is accrued as earned. Discounts and premiums are recorded to interest income over the lives of the respective securities. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses — Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Notes to Financial Statements – April 30, 2003
(Unaudited)

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the six months ended April 30, 2003, the Investment Manager voluntarily waived $2,189,002, $367,745, $228,988, $142,297 and $94,154 of its investment management fee for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. For such administrative services, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the six months ended April 30, 2003, TD Waterhouse voluntarily waived $656,402, $105,724, $65,425, $40,656 and $26,901 of its administrative fee for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the six months ended April 30, 2003, TD Waterhouse voluntarily waived $1,641,006, $264,310, $163,563, $101,641 and $67,253 of its shareholder servicing fees for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the six months ended April 30, 2003, the Transfer Agent voluntarily

Notes to Financial Statements – April 30, 2003
(UNAUDITED)

waived $1,312,805, $211,448, $130,851, $81,313 and $53,803 of its transfer agency and dividend disbursing agency fees for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios, respectively.

Note 4 —Directors' Fees

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and National Investors Cash Management Fund, Inc.), receives, in the aggregate:

1. a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3. an additional supplemental annual retainer of $2,500, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4. a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and the respective portfolios.

Note 5 — Credit Risk

The California Municipal Money Market and New York Municipal Money Market Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California Municipal Money Market or New York Municipal Money Market Portfolios.

Note 6 — Federal Income Taxes

It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Notes to Financial Statements – April 30, 2003
(UNAUDITED)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.
At October 31, 2002, for Federal income tax purposes, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,		
	2008	2010	Total
Municipal Portfolio	$ —	$ 1,634	$ 1,634
California Municipal Money Market Portfolio	414	—	414

The tax character of distributions paid to shareholders during the year ended October 31, 2002 were all ordinary income with respect to the Money Market and U.S. Government Portfolios and all tax-exempt income with respect to the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios. The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year.

During the year ended October 31, 2002, as a result of permanent book to tax differences the Money Market Portfolio increased undistributed net investment income and decreased accumulated net realized gains from securities transactions by $129,573 and the U.S. Government Portfolio increased undistributed net investment income and decreased accumulated net realized gains from securities transactions by $54,051.

TD WATERHOUSE FAMILY OF FUNDS, INC.

Money Market Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	CORPORATE OBLIGATIONS		
	ASSET-BACKED OBLIGATIONS—24.6%		
$ 50,000,000	Aquinas Funding, LLC, Discount Notes, due 5/20/03 (CREDIT: MBIA; Rabobank Nederland) (Note E)	1.32	$ 49,965,431
85,000,000	Aquinas Funding, LLC, Discount Notes, due 8/20/03 (CREDIT: MBIA; Rabobank Nederland) (Note E)	1.30	84,661,913
86,500,000	Belford U.S. Capital Co., LLC, 1.30%, due 5/8/03 (Notes A, E)	1.30	86,500,000
40,000,000	Belford U.S. Capital Co., LLC, 1.30%, due 5/12/03 (Notes A, E)	1.30	40,000,000
143,000,000	Belford U.S. Capital Co., LLC, 1.33%, due 5/19/03 (Notes A, E)	1.33	143,000,000
50,000,000	Belford U.S. Capital Co., LLC, 1.33%, due 5/22/03 (Notes A, E)	1.33	50,000,000
50,000,000	Belford U.S. Capital Co., LLC, 1.32%, due 5/27/03 (Notes A, E)	1.32	50,000,000
48,000,000	Belford U.S. Capital Co., LLC, 1.50%, due 1/7/04 (Note E)	1.50	48,000,000
25,649,018	Capital One Auto Finance Trust, Ser. 2002-C, Cl. A-1 Notes, 1.43%, due 12/15/03 (GTY: MBIA) (Note A)	1.43	25,649,018
44,000,000	CORSAIR Trust I-1002, 1.54%, due 5/29/03 (CREDIT: General Electric Capital Corp.; Counterparty: JPMorgan Chase Bank) (Notes A, B, E)	1.54	44,000,000
44,000,000	CORSAIR Trust I-1003, 1.50%, due 5/29/03 (CREDIT: AIG Funding, Inc.; Counterparty: JPMorgan Chase Bank) (Notes A, B, E)	1.50	44,000,000
50,000,000	CORSAIR Trust I-1004, 1.69%, due 5/15/03 (CREDIT: American Express Co.; Counterparty: JPMorgan Chase Bank) (Notes A, B, E)	1.69	50,000,000
25,000,000	CORSAIR Trust I-1006, 1.59%, due 5/15/03 (CREDIT: Morgan Stanley; Counterparty: JPMorgan Chase Bank) (Notes A, B, E)	1.69	25,000,000
50,000,000	Credit and Repackaged Securities, Ltd., Ser. 2002-4 MTN, 1.58%, due 5/1/03 (CREDIT: BellSouth Corp.; GTY: Goldman Sachs Group, Inc.) (Notes A, B, E)	1.58	50,000,000
50,000,000	Credit and Repackaged Securities, Ltd., Ser. 2002-8 MTN, 1.59%, due 5/12/03 (CREDIT: AIG Funding, Inc.; GTY: Goldman Sachs Group, Inc.) (Notes A, B, E)	1.59	50,000,000
18,919,000	Holdenby Capital Co., LLC, Discount Notes, due 5/2/03 (LIQ: CDC IXIS) (Note E)	1.32	18,918,306
10,008,000	Holdenby Capital Co., LLC, Discount Notes, due 5/7/03 (LIQ: CDC IXIS) (Note E)	1.29	10,005,848
16,021,000	Holdenby Capital Co., LLC, Discount Notes, due 5/14/03 (LIQ: CDC IXIS) (Note E)	1.29	16,013,537

TD WATERHOUSE FAMILY OF FUNDS, INC.

Money Market Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 26,680,000	Holdenby Capital Co., LLC, Discount Notes, due 5/21/03 (LIQ: CDC IXIS) (Note E)	1.26	$ 26,661,324
24,109,000	Holdenby Capital Co., LLC, Discount Notes, due 6/4/03 (LIQ: CDC IXIS) (Note E)	1.20	24,081,677
33,350,000	Holdenby Capital Co., LLC, Discount Notes, due 6/11/03 (LIQ: CDC IXIS) (Note E)	1.41	33,296,825
40,000,000	IKON Receivables, LLC, Lease-Backed Notes, Ser. 2003-1, Cl. A-1, 1.31%, due 5/15/04 (GTY: AMBAC) (Note A)	1.31	40,000,000
25,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.31%, due 5/15/03 (Notes A, E)	1.31	24,999,585
23,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.32%, due 5/27/03 (Notes A, E)	1.32	23,000,000
90,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.31%, due 5/28/03 (Notes A, E)	1.32	89,993,343
90,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.50%, due 1/8/04 (Note E)	1.50	90,000,000
112,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 1.29%, due 3/22/04 (Note E)	1.29	112,000,000
20,000,000	Long Lane Master Trust IV, CP Ser. 1999-A, 1.30%, due 5/8/03 (CREDIT: FleetBoston Financial Corp.) (Note E)	1.30	19,994,944
51,767,000	Long Lane Master Trust IV, CP Ser. 1999-A, 1.29%, due 5/12/03 (CREDIT: FleetBoston Financial Corp.) (Note E)	1.29	51,746,595
17,765,000	Long Lane Master Trust IV, CP Ser. 1999-A, 1.25%, due 5/15/03 (CREDIT: FleetBoston Financial Corp.) (Note E)	1.25	17,756,364
69,960,000	Long Lane Master Trust IV, CP Ser. 1999-A, 1.29%, due 5/20/03 (CREDIT: FleetBoston Financial Corp.) (Note E)	1.29	69,736,886
88,000,000	Long Lane Master Trust IV, CP Ser. 1999-A, 1.28%, due 5/20/03 (CREDIT: FleetBoston Financial Corp.) (Note E)	1.28	88,116,134
70,000,000	Long Lane Master Trust IV, CP Ser. 1999-A, 1.34%, due 7/17/03 (CREDIT: FleetBoston Financial Corp.) (Note E)	1.35	69,799,372
122,000,000	Metropolitan Life Global Funding I, 1.33%, due 5/28/03 (Notes A, E)	1.33	122,000,000
185,000,000	RACERS Trust, Ser. 2001-8-MM, Cl. A-2 Notes, 1.56%, due 5/1/03 (CREDIT: ZCM Matched Funding Corp.) (Note E)	1.56	185,000,000
86,600,000	Zurich Trust Certificate Program, Ser. ZTC-2T, Cl. A Certificates, 1.52%, due 5/24/03 (GTY: ZCM Matched Funding Corp.) (Notes A, E)	1.52	86,600,000
48,500,000	Zurich Trust Certificate Program, Ser. ZTC-41T, Cl. A Certificates, 1.52%, due 5/27/03 (GTY: ZCM Matched Funding Corp.) (Notes A, E)	1.52	48,500,000
			2,108,997,102

TD WATERHOUSE FAMILY OF FUNDS, INC.

Money Market Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	BROKER/DEALER OBLIGATIONS—12.7%		
$ 35,000,000	Credit Suisse First Boston (USA), Inc., 1.56%, due 5/1/03 (Note A)	1.38	$ 35,056,022
21,400,000	Credit Suisse First Boston (USA), Inc., 1.85%, due 7/18/03 (Note A)	1.36	21,422,293
84,625,000	Credit Suisse First Boston (USA), Inc., 1.53%, due 7/21/03 (Note A)	1.37	84,723,393
17,000,000	Credit Suisse First Boston (USA), Inc., 1.65%, due 8/4/03 (Note A)	1.38	17,024,043
14,000,000	Credit Suisse First Boston (USA), Inc., 6.15%, due 5/4/04 (Note A)	1.41	14,662,843
100,000,000	Goldman Sachs Group, Inc., 1.60%, due 5/6/03 (Notes A, B, E)	1.50	100,000,000
120,000,000	Goldman Sachs Group, Inc., 1.54%, due 7/15/03 (Notes A, B, E)	1.54	120,000,000
21,000,000	Merrill Lynch & Co., Inc., 7.85%, due 5/30/03	2.80	21,082,223
9,000,000	Merrill Lynch & Co., Inc., 1.67%, due 9/18/03	1.43	9,007,633
300,000,000	Merrill Lynch & Co., Inc., 1.36%, due 5/12/03 (Note A)	1.36	300,000,000
4,000,000	Merrill Lynch & Co., Inc., 1.63%, due 5/30/03 (Note A)	1.34	4,001,059
5,000,000	Merrill Lynch & Co., Inc., 1.63%, due 8/1/03 (Note A)	1.36	5,003,215
350,000,000	Morgan Stanley, 1.41%, due 5/15/03 (Note A)	1.39	350,000,000
			1,081,982,724
	EXTENDIBLE COMMERCIAL NOTES—4.9%		
80,000,000	ASAP Funding Inc., Discount Notes, due 7/15/03 (Counterparty: Bank of America Corp.; Citigroup, Inc.) (Notes E, F)	1.50	79,956,666
85,000,000	ASAP Funding Inc., Discount Notes, due 8/17/03 (Counterparty: Bank of America Corp.; Citigroup, Inc.) (Notes E, F)	1.50	84,946,875
26,152,000	ASAP Funding Inc., Discount Notes, due 8/25/03 (Counterparty: Bank of America Corp.; Citigroup, Inc.) (Notes E, F)	1.28	26,127,824
50,000,000	ASAP Funding Inc., Discount Notes, due 8/26/03 (Counterparty: Bank of America Corp.; Citigroup, Inc.) (Notes E, F)	1.27	49,952,375
30,000,000	ASAP Funding Inc., Discount Notes, due 8/28/03 (Counterparty: Bank of America Corp.; Citigroup, Inc.) (Notes E, F)	1.30	29,968,583
150,000,000	ASAP Funding Inc., Discount Notes, due 9/23/03 (Counterparty: Bank of America Corp.; Citigroup, Inc.) (Notes E, F)	1.29	149,702,584
			420,654,907

Money Market Portfolio · Schedule of Investments

April 30, 2003
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	FINANCE & INSURANCE OBLIGATIONS—11.8%		
$ 200,000,000	American Express Credit Corp., 1.33%, due 5/6/03 (Note A)	1.33	$ 200,000,000
65,000,000	American Express Credit Corp., 1.38%, due 5/12/03 (Note A)	1.32	65,020,300
75,500,000	Associates Corp. of N.A., 1.36%, due 6/26/03 (GTY: Citigroup, Inc.) (Note A)	1.36	75,500,000
5,000,000	Kokomo Grain Co., Inc., Ser. 2002-A, 1.37% (Notes C, E)	1.37	5,000,000
95,000,000	MBIA Global Funding, LLC, 1.31%, due 5/19/03 (Notes A, E)	1.31	94,994,772
86,000,000	Meridian Funding Co., LLC, Extendible MTN, 1.37%, due 5/7/03 (GTY: MBIA) (Note A)	1.37	86,000,000
50,000,000	Sigma Finance Inc., Discount Notes, due 8/13/03 (Notes A, E)	1.19	49,829,555
85,000,000	Sigma Finance Inc., Discount Notes, due 3/18/04 (Notes A, E)	1.27	84,992,522
100,000,000	Sigma Finance Inc., 1.36%, due 8/15/03 (Notes A, E)	1.31	100,014,579
25,000,000	Sigma Finance Inc., 1.48%, due 1/26/04 (Notes A, E)	1.35	25,024,293
100,000,000	Sigma Finance Inc., 5.45%, due 5/6/04 (Notes A, E)	1.35	99,975,000
7,500,000	Wells Fargo Financial, Inc., Discount Notes, due 5/3/04 (GTY: Wells Fargo & Co.)	1.35	7,805,825
75,000,000	ZCM Matched Funding Corp., Discount Notes, due 5/1/03 (GTY: Zurich Insurance Co.) (Note E)	1.35	75,000,000
40,000,000	ZCM Matched Funding Corp., Discount Notes, due 5/13/03 (GTY: Zurich Insurance Co.) (Note E)	1.32	39,982,400
			1,009,139,246
	FUNDING AGREEMENT—3.2%		
275,000,000	Metropolitan Life Insurance Co., 1.47%, due 7/1/03 (Notes A, B)	1.47	**275,000,000**
	INDUSTRIAL & OTHER COMMERCIAL PAPER—5.3%		
7,735,483	Amtrak Trust 93-A, Ser. A, 1.35% (GTY: General Electric Co.) (Note C)	1.35	7,735,483
23,447,368	Amtrak Trust 93-B, Ser. A, 1.35% (GTY: General Electric Co.) (Note C)	1.35	23,447,368
19,087,198	Amtrak Trust 93-B, Ser. B, 1.35% (GTY: General Electric Co.) (Note C)	1.35	19,087,198
75,000,000	BellSouth Corp., 4.16%, due 4/26/04 (Note E)	1.46	77,003,848
310,000,000	BellSouth Telecommunications, Inc., 1.38%, due 6/4/03 (Note A)	1.38	310,000,000
9,275,000	CFM International, Inc., Ser. 1999A, 1.35% (GTY: General Electric Co.) (Note C)	1.33	9,275,000
10,000,000	Frontenac Properties, Inc., 1.37% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	1.37	10,000,000
			456,548,897

Money Market Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	LOAN PARTICIPATIONS—0.2%		
$ 12,000,000	Luddite Associates, 1.36%, due 6/9/03 (GTY: Prudential Insurance Co. of America) (Note B)	1.36	$ 12,000,000
4,000,000	Perserverance Associates, 1.36%, due 6/9/03 (GTY: Prudential Insurance Co. of America) (Note B)	1.36	4,000,000
			16,000,000
	TOTAL CORPORATE OBLIGATIONS—62.7%		**5,368,322,876**
	BANK OBLIGATIONS		
	BANK NOTES—8.3%		
288,000,000	ABN Amro Bank NV, 1.56%, due 5/8/03 (CREDIT: General Electric Capital Corp.; ABN Amro Bank NV) (Notes A, B, E)	1.58	288,000,000
60,000,000	ABN Amro Bank NV, 1.51%, due 5/19/03 (CREDIT: Merrill Lynch & Co.; ABN Amro Bank NV) (Notes A, B, E)	1.53	60,000,000
30,000,000	ABN Amro Bank NV, 1.49%, due 5/19/03 (CREDIT: General Electric Capital Corp.; ABN Amro Bank NV) (Notes A, B, E)	1.51	30,000,000
25,000,000	American Express Centurion Bank, 1.32%, due 5/27/03 (Note A)	1.33	24,999,619
85,000,000	Bank of New York Co., Inc., 1.31%, due 5/27/04 (Note A)	1.31	85,000,000
10,000,000	Bank One, N.A., 1.54%, due 6/9/03 (Note A)	1.34	10,019,390
12,440,000	Deutsche Bank AG, 1.40%, due 6/2/03 (Notes A, E)	1.20	12,442,925
55,000,000	Fleet National Bank, 1.50%, due 7/31/03 (Note A)	1.32	55,024,800
85,000,000	Wells Fargo & Co., 1.34%, due 5/14/03 (Note A)	1.34	85,000,000
60,000,000	Wells Fargo & Co., 1.29%, due 6/2/03 (Note A)	1.27	60,000,000
			710,486,734
	DOMESTIC BANK SUPPORTED OBLIGATIONS—5.3%		
7,500,000	B.F. South, Inc. U.B., Ltd., Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	7,500,000
4,800,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 1.85% (LOC: Bank of New York) (Note C)	1.82	4,800,000
8,220,000	Black Property Management, LLC, Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	8,220,000
19,040,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 1.37% (LOC: Wachovia Bank, N.A.) (Note C)	1.35	19,040,000
5,500,000	CEGW, Inc., Ser. 1999, 1.40% (LOC: PNC Bank, N.A.) (Note A)	1.38	5,500,000
12,400,000	CentraState Medical Arts Building, LLC, Ser. 2000, 1.35% (LOC: LaSalle Bank, N.A.) (Note C)	1.33	12,400,000

Money Market Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 11,940,000	Cooley, Inc., Incremental Tax., Ser. 2000, 1.32% (LOC: Wachovia Bank, N.A.) (Note C)	1.30	$ 11,940,000
4,110,000	Corp. Fin. Managers, Inc., Integrated Loan Program, Pooled Adj. Rate Tax. Notes, Ser. B, 1.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	1.38	4,110,000
1,500,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser. 2003, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	1,500,000
7,815,000	DAPSCO, Inc., Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	7,815,000
4,315,000	Dayton Freight Lines, Inc., Ser. 2001, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	4,315,000
21,725,000	Dominican Sisters, St. Mary's of the Springs, Tax. Secs., Ser. 2000, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	21,725,000
5,450,000	Dormont Manufacturing Co., Ser. 2000A, 1.40% (LOC: PNC Bank, N.A.) (Note C)	1.38	5,450,000
15,800,000	EPI Corp., Tax. Adj. Rate Notes, Ser. 1998, 1.40%, due 5/1/03 (LOC: PNC Bank, N.A.) (Note A)	1.40	15,800,000
8,365,000	EXAL Corp., Ser. 2001, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	8,365,000
2,950,000	FE, LLC, Loan Program Notes Installment No. 2, Ser. A, 1.31% (LOC: Fifth Third Bank) (Note C)	1.29	2,950,000
35,000,000	Florens Container, Inc., Discount Notes, due 7/25/03 (LOC: Bank of America, N.A.)	1.27	34,895,049
3,730,000	Indus. Rev. Board of the Parish of Caddo, Inc., Adj. Rate Tax. IDR, 1.35% (LOC: Bank One, N.A.) (Note C)	1.33	3,730,000
3,835,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	3,835,000
3,450,000	Liter's, Inc., Adj. Rate Tax. Secs., Ser. 2002, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	3,450,000
35,000,000	NATC California, LLC, Discount Notes, due 7/28/03 (LOC: JPMorgan Chase Bank)	1.25	34,893,056
60,000,000	Provena Health, CP Rev. Notes, Ser. 1998, Discount Notes, due 6/6/03 (LIQ: Bank One, N.A.)	1.23	59,926,200
33,288,000	River Fuel Trust #1, Discount Notes, due 7/30/03 (LOC: Bank of New York)	1.19	33,189,800
9,050,000	R.M.D Corp., Tax. Secs., Ser. 2001, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	9,050,000
5,000,000	Rockwood Quarry, LLC, Tax., Ser. 2002, 1.31% (LOC: Fifth Third Bank) (Note C)	1.29	5,000,000
6,900,000	South Central Communications Corp., Adj. Rate Tax. Secs., Ser. 2003, 1.31% (LOC: Fifth Third Bank) (Note C)	1.31	6,900,000
8,480,000	SouthCorr, LLC, Tax. Secs., Ser. 2001, 1.32% (LOC: Wachovia Bank, N.A.) (Note C)	1.30	8,480,000
4,470,000	Stech LLP, Tax. Adj. Rate Bonds, Ser. 1998, 1.40%, due 5/1/03 (LOC: PNC Bank, N.A.) (Note A)	1.38	4,470,000

Money Market Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 7,000,000	Tacoma Goodwill Industries, Tax. Notes, Ser. 2003, 1.35% (LOC: Bank of America, N.A.) (Note C)	1.33	$ 7,000,000
4,325,000	Team Rahal of Pittsburgh, Inc., Tax. Notes, Ser. 2002, 1.35% (LOC: PNC Bank, N.A.) (Note C)	1.33	4,325,000
15,000,000	The Garlands of Barrington Lenders, Inc., Tax. Notes, Ser. 2002A, 1.35% (LOC: Bank One, N.A.) (Note C)	1.33	15,000,000
17,600,000	The Garlands of Barrington Lenders, Inc., Tax. Notes, Ser. 2002B, 1.35% (LOC: Bank One, N.A.) (Note C)	1.33	17,600,000
15,000,000	The Garlands of Barrington Lenders, Inc., Tax. Notes, Ser. 2002C, 1.35% (LOC: Bank One, N.A.) (Note C)	1.33	15,000,000
8,305,000	The Scranton Times, LP, Ser. 1997, 1.35%, due 5/5/03 (LOC: PNC Bank, N.A.) (Note A)	1.35	8,305,000
16,220,000	Turfway Park, LLC, Tax. Notes, Ser. 2001, 1.36% (LOC: Fifth Third Bank) (Note C)	1.34	16,220,000
8,576,000	Willow Run Foods, Inc., Ser. 1991-1, 1.40% (LOC: PNC Bank, N.A.) (Note C)	1.38	8,576,000
11,755,000	William Thies & Sons, Inc., Tax. Notes, Ser. 1999, 1.37% (LOC: Wachovia Bank, N.A.) (Note C)	1.35	11,755,000
			453,030,105
	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—6.9%		
92,000,000	Barclays Bank PLC, 1.09%, due 12/15/03	1.12	91,982,569
180,000,000	Canadian Imperial Bank of Commerce, 1.33%, due 5/15/03 (Note A)	1.33	180,000,000
50,000,000	Danske Bank A/S, 1.37%, due 10/14/03	1.35	50,004,564
183,000,000	Deutshe Bank AG, 1.42%, due 5/1/03 (Note A)	1.35	183,103,372
88,000,000	Svenska Handelsbanken AB, 2.27%, due 8/6/03	2.27	88,000,000
			593,090,505
	FOREIGN BANK SUPPORTED OBLIGATIONS—9.2%		
67,000,000	Banco Cuscatlan, S.A., Ser. A, Discount Notes, due 7/9/03 (LOC: Banco Santander Central Hispano, S.A.)	1.34	66,829,206
57,500,000	Banco Cuscatlan, S.A., Ser. A, Discount Notes, due 7/10/03 (LOC: Banco Santander Central Hispano, S.A.)	1.22	57,363,597
17,000,000	Banco Nacional de Comerico Exterior, SNC, Grand Cayman Branch, Discount Notes, due 6/11/03 (LOC: Barclays Bank PLC)	1.27	16,975,411
42,000,000	Banco Santader Brasil S.A., Grand Cayman Branch, Discount Notes, due 5/7/03 (LOC: Barclays Bank PLC)	1.83	41,987,330
24,000,000	Brooksby Village, Inc., Ser. 2002, 1.40% (LOC: LaSalle Bank, N.A.) (Note C)	1.38	24,000,000
27,000,000	Central American Bank for Economic Integration, Discount Notes, due 11/5/03 (LOC: Barclays Bank PLC)	1.28	26,820,930
20,000,000	Central American Bank for Economic Integration, Discount Notes, due 11/14/03 (LOC: Barclays Bank PLC)	1.27	19,862,100

Money Market Portfolio · Schedule of Investments

April 30, 2003
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 7,100,000	Franklin Avenue Assoc. LP, Tax. Var. Rate Lease Rev. Bonds, Ser. 2001 (Waco, TX Federal Courthouse and Post Office Proj.) 1.35% (LIQ: Landesbank Hessen-Thueringen GZ; GTY: AMBAC) (Notes C, E)	1.33	$ 7,100,000
315,000,000	HBOS Treasury Services PLC, 1.33%, due 11/20/03 (GTY: Bank of Scotland) (Note A)	1.33	315,000,000
50,000,000	Louis Dreyfus Corp., Ser. B, Discount Notes, due 5/6/03 (LOC: Barclays Bank PLC)	1.27	49,991,181
49,521,000	Mt. Sinai Medical Center Realty Corp., Discount Notes, due 6/11/03 (LOC: Landesbank Hessen-Thueringen GZ)	1.21	49,452,757
35,000,000	PEMEX Capital, Inc., Discount Notes, due 6/19/03 (LOC: Barclays Bank PLC)	1.35	34,936,164
54,035,000	Redding Life Care, LLC, (Meadow Ridge Proj.) First Mtg., Tax., Ser. 1998B, 1.30% (LOC: BNP Paribas) (Note C)	1.28	54,035,000
8,000,000	SK Global America, Inc., Discount Notes, due 7/7/03 (LOC: Societe Generale)	1.17	7,982,580
11,100,000	Triad Group, Inc., Ser. 1997, 1.37% (LOC: Wachovia Bank, N.A.) (Note C)	1.35	11,100,000
			783,436,256
	TOTAL BANK OBLIGATIONS—29.7%		**2,540,043,600**
	TAXABLE MUNICIPAL OBLIGATIONS		
22,000,000	Blair Cty. IDA, Tax. (Altoona-Blair Cty. Dev. Corp.) Ser. 2001, 1.35% (LOC: PNC Bank, N.A.) (Note C)	1.33	22,000,000
72,335,000	Brazos River Authority, TX, PCR Refunding Bonds (TXU Electric Co. Proj.) Ser. 2001G, 1.50% (LOC: Chase Manhattan Bank) (Note C)	1.50	72,335,000
40,000,000	CA PCFA Env. Imp. Rev. Bonds (ARCO Proj.) Tax., Ser. 1997, 1.32%, due 6/11/03 (GTY: Atlantic Richfield Co.) (Note E)	1.32	40,000,000
25,000,000	CA PCFA Rev. Bonds (Browning-Ferris Proj.) Tax., Ser. 1997, 1.23%, due 5/16/03 (LOC: JPMorgan Chase Bank)	1.23	25,000,000
35,000,000	Calcasieu Parish, Inc., LA, IDB, Env. Rev. Bonds, Tax. Notes, (Citgo Petroleum Proj.) Ser. 1996, 1.25%, due 6/11/03 (LIQ: WestLB AG) (Note A)	1.25	35,000,000
34,300,000	City of Albuquerque (NM) Sub. Lien Tax. Airport Rev. Bonds, Ser. 2000B, 1.37% (LIQ: JPMorgan Chase Bank; GTY: AMBAC) (Note C)	1.37	34,300,000
20,475,000	Colorado HFA Multi-Family Proj. Bonds, Cl. 1, Tax. Adj. Rate Bonds 2002, Ser. B-1, 2.20%, due 7/25/03 (LIQ: FHLB) (Note A)	2.19	20,475,000
2,600,000	Colorado HFA (High Country Container, Inc. Proj.) Tax. Var. Rate EDR Bonds, Ser. 2003, 1.48% (LOC: Bank One, N.A.) (Notes A, C)	1.46	2,600,000

Money Market Portfolio · Schedule of Investments

April 30, 2003

(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 13,000,000	Downtown Marietta Dev. Auth., GA Rev. Bonds (Marietta Conf. Ctr. Proj.) Ser. 1996A, 1.60% (LOC: Canadian Imperial Bank of Commerce) (Note C)	1.60	$ 13,000,000
9,255,000	Downtown Marietta Dev. Auth., GA Rev. Bonds (Marietta Conf. Ctr. Proj.) Ser. 1996B, 1.60% (LOC: Canadian Imperial Bank of Commerce) (Note C)	1.60	9,255,000
3,900,000	Dutchess Cty. (NY) IDA Tax., Civic Facility Rev. Bonds, Ser. 1999-C (St. Francis' Hosp.) 1.85% (LOC: Bank of New York) (Note C)	1.82	3,900,000
21,900,000	Ill. Dev. Auth. Revenue Bonds, Ser. 1996, 1.50% (LOC: Northern Trust Co.) (Note C)	1.48	21,900,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 1.32% (LOC: Bank One, N.A.) (Note C)	1.30	22,100,000
18,900,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 1.32% (GTY: MBIA; LIQ: Bank of America NT & SA) (Note C)	1.30	18,900,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-I, 1.32% (GTY: MBIA; LIQ: Bank One, N.A.) (Note C)	1.32	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-II, 1.32% (GTY: MBIA; LIQ: Bank One, N.A.) (Note C)	1.32	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 1.32% (GTY: MBIA; LIQ: Bank One, N.A.) (Note C)	1.30	15,200,000
16,200,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.) Ser. 1998, 1.37% (LOC: Wachovia Bank, N.A.) (Note C)	1.35	16,200,000
16,250,000	Municipal Gas Auth. of GA, Gas Rev. Bonds, Tax. Notes, Ser. A, 1.35% (LOC: Bank One, N.A.; Wachovia Bank, N.A.; Bayerische Landesbank GZ) (Note C)	1.33	16,250,000
41,500,000	NYC HDC (Multi-Family Mtg. Rev. Bonds - Ninth Ave.) 2002 Ser. A, 1.32% (LOC: Fleet National Bank) (Note C)	1.32	41,500,000
15,900,000	NYC HDC, Var. Tax. (Chelsea Centro) 2002 Ser. A, 1.31% (LOC: Bayerische Landesbank GZ) (Note C)	1.31	15,900,000
4,130,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax. Notes, Ser. 1999, 1.85% (LOC: Bank of New York) (Note C)	1.82	4,130,000
39,960,000	State of Texas (Veterans' Land Refunding Bonds) Tax. GO, Ser. 2000, 1.35% (LIQ: JPMorgan Chase Bank) (Note C)	1.35	39,960,000
19,515,000	State of Texas (Veterans' Land Refunding Bonds) Tax. GO, Ser. 2000A, 1.35% (LIQ: JPMorgan Chase Bank) (Note C)	1.35	19,515,000
27,685,000	State of Texas (Veterans' Land Refunding Bonds) Tax. GO, Ser. 2002, 1.35% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	1.35	27,685,000
20,000,000	State of Texas (Veterans' Land Refunding Bonds) Tax. GO, Ser. 2002A, 1.35% (LIQ: JPMorgan Chase Bank) (Note C)	1.35	20,000,000

TD WATERHOUSE FAMILY OF FUNDS, INC.

Money Market Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 23,035,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding Bonds, Ser. B 2002, 2.23%, due 5/15/03 (GTY: FSA; LIQ: Dexia Credit Local, S.A.)	2.23	$ 23,035,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding Bonds, Ser. C 2002, 1.37% (GTY: FSA; LIQ: Dexia Credit Local, S.A.) (Note C)	1.37	7,700,000
14,000,000	Wash. Public Power Supply System Proj. No.1 Refunding Electric Rev. Bonds, Tax-Exempt, Ser. 1993-1A-1, 1.30% (LOC: Bank of America, N.A.) (Note C)	1.28	14,000,000
65,000,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, Discount Notes, due 6/11/03 (LOC: Landesbank Hessen-Thueringen GZ)	1.38	64,898,212
	TAXABLE MUNICIPAL OBLIGATIONS—8.1%		**698,538,212**
	U.S. GOVERNMENT AGENCY OBLIGATIONS		
38,276,000	Fannie Mae, Mortgage-Backed Discount Notes, due 7/1/03	1.63	38,171,581
60,115,100	Fannie Mae, Mortgage-Backed Discount Notes, due 7/1/03	1.73	59,940,917
	U.S. GOVERNMENT AGENCY OBLIGATIONS—1.1%		**98,112,498**
	REPURCHASE AGREEMENT—0.9%		
77,515,000	ABN Amro Bank, N.V., NY ~1.33 % dated 4/30/03, due 5/1/03 in the amount of $77,517,874 ~fully collateralized by cash		**77,515,000**
	TOTAL INVESTMENTS (Cost $8,782,532,186)—102.5%		**8,782,532,186**
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.5)%		**(216,602,739)**
	NET ASSETS—100.0%		**$8,565,929,447**

U.S. Government Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	FEDERAL FARM CREDIT BANK—0.6%		
$ 7,500,000	Notes, 1.25%, due 8/26/03 (Note A)	1.25	$ **7,498,145**
	FEDERAL HOME LOAN BANK—13.5%		
100,000,000	Notes, 1.22%, due 6/5/03 (Note A)	1.22	99,974,097
1,375,000	Notes, 6.90%, due 6/5/03	1.25	1,382,431
8,000,000	Notes, 2.50%, due 11/14/03	1.21	8,063,637
18,500,000	Notes, 1.40%, due 3/29/04	1.40	18,500,000
30,000,000	Notes, 1.40%, due 4/13/04	1.40	30,000,000
4,245,000	Notes, 4.88%, due 4/16/04	1.30	4,388,066
			162,308,231
	FANNIE MAE—33.7%		
15,000,000	Discount Notes, due 5/30/03	2.20	14,973,960
40,000,000	Discount Notes, due 3/5/04	1.21	39,588,000
8,745,000	Mortgage-Backed Discount Notes, due 6/2/03	1.27	8,735,206
90,000,000	Mortgage-Backed Discount Notes, due 6/2/03	1.26	89,860,294
20,000,000	Mortgage-Backed Discount Notes, due 7/1/03	1.19	19,959,672
65,180,200	Mortgage-Backed Discount Notes, due 7/1/03	1.23	65,044,354
40,000,000	Mortgage-Backed Discount Notes, due 7/1/03	1.24	39,955,200
10,000,000	Mortgage-Backed Discount Notes, due 7/1/03	1.73	9,971,025
9,427,500	Mortgage-Backed Discount Notes, due 7/3/03	1.28	9,406,547
12,565,000	Mortgage-Backed Discount Notes, due 8/1/03	1.28	12,524,220
71,000,000	Mortgage-Backed Discount Notes, due 9/2/03	1.49	70,640,503
25,000,000	Mortgage-Backed Discount Notes, due 1/2/04	1.29	24,781,333
			405,440,314
	FREDDIE MAC—3.5%		
15,000,000	Discount Notes, due 5/15/03	1.22	14,992,883
4,000,000	Notes, 5.75%, due 7/15/03	1.35	4,036,151
23,000,000	Notes, 3.75%, due 4/15/04	1.27	23,535,100
			42,564,134
	STUDENT LOAN MARKETING ASSOCIATION—3.8%		
45,400,000	Notes, 1.19%, due 5/6/03 (Note A)	1.19	**45,438,261**

TD WATERHOUSE FAMILY OF FUNDS, INC.

U.S. Government Portfolio · Schedule of Investments

April 30, 2003

(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—17.6%		
$ 20,801,000	Aid Israel, 1.55%, due 11/15/03	1.55	$ 20,624,843
47,443,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 6/18/03	1.20	47,367,091
39,197,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 6/18/03	1.20	39,134,285
46,684,000	Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 6/18/03	1.20	46,609,306
37,240,000	Overseas Private Investment Corp. (OPIC) Ser. 1997-553-XXX, 1.25%, due 7/2/03 (Note A)	1.25	37,240,000
20,000,000	Totem Ocean Trailer Express U.S. Government Gtd. Ship Financing Notes, Ser. 2002-2, 1.27%, due 5/6/03 (Note A)	1.27	20,000,000
			210,975,525
	REPURCHASE AGREEMENTS—27.8%		
214,136,000	ABN Amro Bank, N.V. ~1.33% dated 4/30/03, due 5/1/03 in the amount of $214,143,911 ~fully collateralized by U.S. Government securities, coupon range 0.00% to 3.15%, maturity range 8/22/03 to 7/29/04, value $218,418,938	1.33	214,136,000
120,000,000	Morgan Stanley ~1.31% dated 4/30/03, due 5/1/03 in the amount of $120,004,437 ~fully collateralized by U.S. Government securities, coupon range 3.92% to 7.50%, maturity range 1/1/08 to 11/1/32, value $125,410,496	1.31	120,000,000
			334,136,000
	TOTAL INVESTMENTS (Cost $1,208,360,610)—100.5%		**1,208,360,610**
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.5%)		**(6,627,366)**
	NET ASSETS—100.0%		**$1,201,733,244**

Municipal Portfolio · Schedule of Investments

April 30, 2003

(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	MUNICIPAL OBLIGATIONS		
	ALABAMA—3.5%		
$ 3,900,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 1995, 1.40% (Note C)	1.40	$ 3,900,000
4,060,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser. 1998, 1.45% (LOC: Citibank, N.A.) (Note C)	1.45	4,060,000
2,760,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 1.65% (LOC: First Union National Bank) (Note C)	1.65	2,760,000
4,650,000	Montgomery IDR Bonds (Anderson ALACO Lawn Proj.) 1.46% (LOC: U.S. Bank, N.A.) (Note C)	1.46	4,650,000
8,000,000	Montgomery PCR Bonds (General Electric) 1.00%, due 8/14/03	1.00	8,000,000
675,000	Montgomery Special Care Facs. Fin. Auth. Rev. Bonds, 5.00%, due 5/1/03 (GTY: AMBAC)	1.35	675,000
			24,045,000
	ARIZONA—0.3%		
2,200,000	Pima County IDA Rev. Bonds (Tucson Elec. Co. Proj.) 1.40% (LOC: Societe Generale) (Note C)	1.40	**2,200,000**
	ARKANSAS—0.6%		
4,245,000	DFA Rev. Bonds (Conestoga Wood Proj.) 1.45% (LOC: First Union National Bank) (Note C)	1.45	**4,245,000**
	CALIFORNIA—7.5%		
5,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim Hills Proj.) Ser. A, 1.40% (LOC: Fannie Mae) (Note C)	1.40	5,000,000
5,000,000	Higher Educ. Loan Auth., Ser. 1987A, 1.65%, put 7/1/03 (LOC: SLMA)	1.65	5,000,000
6,695,000	Muni. Secs. Trust, Ser. CMC3, 1.60% (LIQ: JPMorgan Chase Bank) (Notes C, E)	1.60	6,695,000
16,006,077	Newman Capital Trust, Cl. A, Ser. 2001-1, 1.56% (LIQ: Freddie Mac) (Notes C, E)	1.56	16,006,077
7,545,000	Newman Capital Trust, Cl. A, Ser. 2002-1, 1.56% (LIQ: Freddie Mac) (Notes C, E)	1.56	7,545,000
12,000,000	School Cash Reserve Prog. Auth., Ser. A, 3.00%, due 7/3/03 (GTY: AMBAC)	1.67	12,027,092
			52,273,169

Municipal Portfolio · Schedule of Investments

April 30, 2003
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	COLORADO—2.8%		
$ 3,765,000	Colorado Springs Rev. Bonds (Sinton Dairy Proj.) 1.45% (LOC: Wells Fargo Bank, N.A.) (Note C)	1.45	$ 3,765,000
5,000,000	Denver City & Cty. Airport Rev. Bonds, 1.47% (LIQ: Bank of New York) (Note C)	1.47	5,000,000
2,200,000	Denver City & Cty. Excise Tax. Rev. Bonds (Colorado Convention Ctr. Proj.) 1.20% (LIQ: Dexia Credit Locale S.A.) (Note C)	1.20	2,200,000
2,400,000	Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.) 1.35% (LIQ: Freddie Mac) (Note C)	1.35	2,400,000
3,800,000	East Quincy Highlands Met. Dist. GO Bonds, 2.35%, put 12/1/03 (LOC: U.S. Bank, N.A.)	1.40	3,820,924
1,000,000	HFA Rev. Bonds (High Country, Inc. Proj.) Ser. A, 1.55% (LOC: Bank One, N.A.) (Note C)	1.55	1,000,000
1,000,000	Pitkin IDR Bonds (Aspen Skiing Co. Proj.) 1.35% (LOC: Bank One, N.A.) (Note C)	1.35	1,000,000
			19,185,924
	DISTRICT OF COLUMBIA—6.1%		
895,000	GO Bonds, 6.00%, prerefunded 6/1/03 @ 102 (Note D)	2.00	915,857
12,000,000	HFA COP (Tyler House Apts. Proj.) Ser. 1995A, 1.55% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)	1.55	12,000,000
14,165,000	HFA Rev. Bonds, Ser. D, 1.42% (LIQ: Lehman Liquidity Co. LLC) (Notes C, E)	1.42	14,165,000
1,405,000	Metropolitan Airport Rev. Bonds, 5.00%, due 10/1/03 (LIQ: MBIA)	1.50	1,425,415
10,000,000	Rev. Bonds (American National Red Cross) 1.15%, due 5/21/03 (LOC: Bank One, N.A.)	1.15	10,000,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 1.44% (LIQ: Citibank, N.A.) (Notes C, E)	1.44	4,000,000
			42,506,272
	FLORIDA—3.2%		
2,000,000	Board of Educ. GO Bonds (ABN Amro Munitops 1998) 1.44% (LIQ: ABN Amro Bank, N.V.) (Notes C, E)	1.44	2,000,000
1,925,000	Broward Cty. HFA Rev. Bonds (Southern Pointe Proj.) 1.35% (LOC: Fannie Mae) (Note C)	1.35	1,925,000
440,000	Celebration CDA Rev. Bonds, 2.00%, due 5/1/03 (GTY: MBIA)	2.00	439,976
620,000	Dade Cty. IDA Rev. Bonds (Dolphins Stadium Proj.) 1.35% (LOC: Societe Generale) (Note C)	1.35	620,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 1.40% (LOC: Fannie Mae) (Note C)	1.40	2,500,000
330,000	Jacksonville Elec. Auth. Rev. Bonds, Ser. B, 5.00%, due 10/1/03 (GTY: FGIC)	1.10	335,326

Municipal Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 200,000	Julington Creek Plantation GO Bonds, 1.85%, due 5/1/03 (GTY: MBIA)	1.95	$ 199,992
1,700,000	St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.) Ser. 1986, 1.50% (LOC: SunTrust Bank) (Note C)	1.50	1,700,000
6,800,000	Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. G, 1.05%, due 6/12/03 (LIQ: Landesbank Hessen-Thueringen GZ)	1.05	6,800,000
5,765,000	Volusia Cty. HFA Rev. Bonds (Fishermans Landing Apt. Proj.) 1.35% (LOC: Fannie Mae) (Note C)	1.35	5,765,000
			22,285,294
	GEORGIA—1.1%		
2,659,000	Dekalb Cty. Hsg. Auth. SFM Rev. Bonds, Ser. 1997A, 1.66% (LIQ: Bank of New York) (Notes C, E)	1.66	2,659,000
1,400,000	Gwinnett Cty. IDR Bonds (Barco Inc. Proj.) 1.45% (LOC: First Union National Bank) (Note C)	1.45	1,400,000
1,770,000	Municipal Elec. Auth. Rev. Bonds, Ser. 2000C, 1.25% (LOC: Bayerische Landesbank GZ, Landesbank Hessen-Theuringen GZ, WestLB AG) (Note C)	1.25	1,770,000
1,700,000	Valdosta Lowndes Cty. IDR Bonds (Reames Cos. Proj.) Ser. 1998, 1.45% (LOC: Nationsbank, N.A.) (Note C)	1.45	1,700,000
			7,529,000
	ILLINOIS—6.6%		
295,000	Chicago Park Dist. GO Bonds, 5.45%, due 1/1/04 (GTY: FGIC)	1.81	302,059
4,475,000	Chicago Water Rev. Bonds (MERLOT) 1.20%, put 1/23/04 (LIQ: First Union National Bank) (Note E)	1.20	4,475,000
1,575,000	DFA Rev. Bonds (D.E. Akin Seed Proj.) 1.50% (LOC: Bank One, N.A.) (Note C)	1.50	1,575,000
800,000	DFA Rev. Bonds (Profile Plastics Proj.) 1.46% (LOC: LaSalle National Bank) (Note C)	1.46	800,000
8,000,000	Educ. Facs. Auth. Rev. Bonds (Field Museum Natural History) 1.35% (LOC: Northern Trust) (Note C)	1.35	8,000,000
2,600,000	Educ. Facs. Auth. Rev. Bonds (Lincoln Park Society) 1.35% (LOC: LaSalle National Bank) (Note C)	1.35	2,600,000
3,810,000	HDA Rev. Bonds (MERLOT) Ser. A10, 1.25%, put 2/11/04 (LIQ: Wachovia Corp.) (Note E)	1.25	3,810,000
1,700,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill, Inc.) 1.50% (LOC: Morgan Guaranty Trust) (Note C)	1.50	1,700,000
1,630,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 1.64% (LOC: LaSalle National Bank) (Note C)	1.64	1,630,000
1,435,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 1.64% (LOC: LaSalle National Bank) (Note C)	1.64	1,435,000

Municipal Portfolio · Schedule of Investments

April 30, 2003
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 700,000	Madison Cty. Envir. Rev. Bonds (Shell-Wood River Proj.) Ser. 1997A, 1.40% (Note C)	1.40	$ 700,000
505,000	Mt. Prospect GO Bonds, 3.25%, due 8/1/03 (GTY: AMBAC)	1.20	511,039
2,320,000	North Aurora IDR Bonds (Oberweiss Dairy, Inc. Proj.) 1.46% (LOC: LaSalle National Bank) (Note C)	1.46	2,320,000
3,630,000	Oswego IDR Bonds (Griffith Labs Proj.) 1.45% (LOC: LaSalle National Bank) (Note C)	1.45	3,630,000
5,000,000	Paris IDR Bonds (Simonton Building Products, Inc. Proj.) 1.50% (LOC: PNC Bank, N.A.) (Note C)	1.50	5,000,000
2,100,000	Richmond IDR (Maclean Fogg Co. Proj.) 1.50% (LOC: Bank of America, N.A.) (Note C)	1.50	2,100,000
450,000	Sales Tax. Rev. Bonds, 4.90%, due 6/15/03	1.50	451,868
3,755,000	Student Assistance Co. Rev. Bonds, 4.00%, due 9/1/03 (LIQ: SLMA)	1.30	3,788,685
1,200,000	Will Cty. Facs. Rev. Bonds (Exxon Mobil Oil Corp. Proj.) Ser. 2000, 1.40% (Note C)	1.40	1,200,000
			46,028,651
	INDIANA—1.2%		
1,850,000	Employment Dev. Commission Rev. Bonds (Fischer Enterprises Proj.) 1.50% (LOC: PNC Bank, N.A.) (Note C)	1.50	1,850,000
285,000	Lawrence Cent. High School Bldg. Rev. Bonds, 4.70%, due 7/1/03 (GTY: MBIA)	1.50	286,146
3,600,000	Marion EDR Bonds (Wesleyan Univ. Proj.) 1.40% (LOC: Bank One, N.A.) (Note C)	1.40	3,600,000
1,100,000	New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) 1.50% (LOC: PNC Bank, N.A.) (Note C)	1.50	1,100,000
1,300,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA, Inc.) 1.60% (LOC: Bank One, N.A.) (Note C)	1.60	1,300,000
			8,136,146
	IOWA—0.6%		
2,900,000	Dubuque IDR Bonds (Jeld-Wen, Inc. Proj.) Ser. 1988, 1.65% (LOC: ABN Amro Bank N.V.) (Note C)	1.65	2,900,000
1,500,000	Fin. Auth. Rev. Bonds (Mississippi Valley Regional Blood Center) 1.35% (LOC: Wells Fargo Bank, N.A.) (Note C)	1.35	1,500,000
			4,400,000

Municipal Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	KANSAS—3.3%		
$ 2,000,000	Manhattan IDR Bonds (Florence Corp. of Kansas Proj.) 1.50% (LOC: Harris Trust & Savings Bank) (Note C)	1.50	$ 2,000,000
4,660,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 1.51% (LIQ: First Union National Bank) (Notes C, E)	1.51	4,660,000
14,420,000	Sedgewick Cty. Mortgage Rev. Bonds (Roaring Forks Municipal Products LLC) Ser. 2002-8, 1.61% (LIQ: Bank of New York) (Notes C, E)	1.61	14,420,000
2,000,000	Shawnee IDR Bonds (Shawnee Village Assoc. Proj.) 1.40% (LOC: JPMorgan Chase Bank) (Note C)	1.40	2,000,000
			23,080,000
	KENTUCKY—2.8%		
3,000,000	Carroll Cty. Solid Waste Rev. Bonds (North American Stainless) 1.39% (LOC: Fifth Third Bank) (Note C)	1.39	3,000,000
1,685,000	Cynthiana IDR Bonds (Bullard Co. Proj.) 1.50% (LOC: Bank One, N.A.) (Note C)	1.50	1,685,000
3,200,000	Danville Multi-City Lease Rev. Bonds, 1.10%, due 6/11/03 (LOC: PNC Bank, N.A.)	1.10	3,200,000
4,030,000	Higher Educ. Rev. Bonds, 5.10%, due 12/1/03 (GTY: SLMA)	1.50	4,114,074
1,480,000	Kenton Cty. Airport Rev. Bonds, 5.65%, due 3/1/04 (GTY: MBIA)	1.14	1,535,133
3,000,000	Mayfield IDR Bonds (Seaboard Farms of KY, Inc. Proj.) 1.50% (LOC: SunTrust Bank) (Note C)	1.50	3,000,000
2,800,000	Morgantown Health Care Fac. Rev. Bonds (Southern Health Care Systems Proj.) 1.65% (LOC: Bank One, N.A.) (Note C)	1.65	2,800,000
			19,334,207
	LOUISIANA—0.5%		
1,300,000	Calcasieu Parish Pub. Trust Auth. Rev. Bonds (WPT Corp. Proj.) Ser. 1997, 1.40% (LOC: Morgan Guaranty Trust) (Note C)	1.40	1,300,000
2,000,000	Jefferson Parish IDR Rev. Bonds (George J. Ackel Sr. Proj.) 1.40% (LOC: Regions Bank) (Note C)	1.40	2,000,000
			3,300,000
	MAINE—0.3%		
2,000,000	Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) 1.50% (LOC: Bank of New York) (Note C)	1.50	**2,000,000**

TD WATERHOUSE FAMILY OF FUNDS, INC.

Municipal Portfolio · Schedule of Investments

April 30, 2003

(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	MARYLAND—1.2%		
$ 2,400,000	CDA Rev. Bonds, Ser. 2000CMC3, 1.43% (LIQ: JPMorgan Chase Bank) (Notes C, E)	1.43	$ 2,400,000
5,735,000	Frederick Cty. Rev. Bonds (Mount St. Mary's) Ser. B, 1.25% (LOC: SunTrust Bank) (Note C)	1.25	5,735,000
			8,135,000
	MASSACHUSETTS—2.9%		
605,000	Franklin GO Bonds, 5.00%, due 4/1/04 (GTY: FGIC)	1.14	626,245
2,710,000	HEFA Rev. Bonds (Becker College) Ser. A1, 1.45% (LOC: Fleet National Bank) (Note C)	1.45	2,710,000
700,000	IDA Rev. Bonds (October Co., Inc. Proj.) 1.45% (LOC: Fleet National Bank) (Note C)	1.45	700,000
2,635,000	IDR Bonds (Frequency & Time Sys.) 1.45% (LOC: Wells Fargo Bank, N.A.) (Note C)	1.45	2,635,000
5,000,000	North Adams BANS GO Notes, 2.00%, due 2/26/04	1.19	5,032,986
3,140,000	Pittsfield BANS GO Notes, 2.25%, due 3/19/04	1.15	3,170,176
5,000,000	Port Authority CP Notes, 1.05%, due 6/9/03 (LOC: WestLB AG)	1.05	5,000,000
			19,874,407
	MICHIGAN—1.3%		
2,500,000	Building Auth. Rev. Bonds, 6.25%, due 10/1/03 (GTY: AMBAC)	1.40	2,550,304
430,000	Jackson Cty. Energy Conversion GO Bonds, 2.00%, due 5/1/03 (GTY: MBIA)	1.05	430,000
4,600,000	Strategic Fund PCR Rev. Bonds (Clark Retirement Community Proj.) 1.30% (LOC: Fifth Third Bank) (Note C)	1.30	4,600,000
1,220,000	Strategic Fund PCR Rev. Bonds (Jo-Mar Family/Troy Tube & Mfg. Proj.) 1.49% (LOC: Fifth Third Bank) (Note C)	1.49	1,220,000
			8,800,304
	MINNESOTA—4.2%		
3,185,000	Bird Island-Olivia-Lake Lillia Aid GO Notes, 2.25%, due 9/8/03	1.48	3,193,584
4,925,000	Columbia Heights ISD GO Notes, 1.50%, due 9/29/03	1.45	4,925,978
1,900,000	Minneapolis MFH Rev. Bonds (Seven Corners Apts. Proj.) 1.30% (LOC: Wells Fargo Bank, N.A.) (Note C)	1.30	1,900,000
8,195,000	Orono ISD #2 GO Notes, 2.25%, due 8/25/03	1.57	8,212,376
2,700,000	South St. Paul ISD GO Notes, 2.25%, due 9/29/03	1.42	2,709,131
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 1.50% (LOC: LaSalle National Bank) (Note C)	1.50	5,000,000
3,400,000	Westonka ISD Notes, 2.25%, due 9/30/03	1.42	3,411,572
			29,352,641

Municipal Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	MISSISSIPPI—0.2%		
$ 1,000,000	Business Fin. Corp. IDR Bonds (Lehman-Roberts Co. Proj.) Ser. A, 1.50% (LOC: Nationsbank, N.A.) (Note C)	1.50	$ 1,000,000
200,000	State Univ. Rev. Bonds, 4.50%, due 8/1/03 (GTY: AMBAC)	1.20	201,658
			1,201,658
	MISSOURI—1.0%		
4,100,000	HEFA Rev. Bonds (Washington Univ.) Ser. 2000C, 1.35% (LIQ: JPMorgan Chase Bank) (Note C)	1.35	4,100,000
2,400,000	HEFA Rev. Bonds (Washington Univ.) Ser. D, 1.35% (LIQ: JPMorgan Chase Bank) (Note C)	1.35	2,400,000
500,000	Regional Convention & Sports Complex Auth. Rev. Bonds, 6.90%, prerefunded 8/15/03 @ 100 (Note D)	1.50	507,754
			7,007,754
	MONTANA—0.2%		
1,300,000	Butte Silver Bow PCR Bonds (Rhone-Poulenc, Inc. Proj.) 1.50% (LOC: Banque Nationale de Paris) (Note C)	1.50	**1,300,000**
	NEW HAMPSHIRE—2.1%		
694,129	Barrington SD GO Bonds, 3.25%, due 10/1/03 (GTY: AMBAC)	1.35	699,605
6,205,000	Business Fin. Auth. Rev. Bonds (Foundation for Seacoast Health) Ser. A, 1.25% (LOC: Fleet National Bank) (Note C)	1.25	6,205,000
6,300,000	Business Fin. Auth. Rev. Bonds (Wiggins Airway, Inc. Proj.) 1.55% (LOC: Fleet National Bank) (Note C)	1.55	6,300,000
1,250,000	Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B, 1.55% (LOC: PNC Bank, N.A.) (Note C)	1.55	1,250,000
			14,454,605
	NEW JERSEY—0.4%		
2,500,000	Hsg. & Mortgage Fin. Agency, Ser. C, 2.30%, due 5/1/03 (GTY: FSA)	2.24	**2,500,000**
	NEW MEXICO—0.8%		
1,100,000	Albuquerque IDR Bonds (CVI Laser Corp. Proj.) Ser. 1998, 1.50% (LOC: Nationsbank, N.A.) (Note C)	1.50	1,100,000
1,150,000	Albuquerque IDR Bonds (Karsten Co. of New Mexico) Ser. 1997A, 1.60% (LOC: Bank One, N.A.) (Note C)	1.60	1,150,000
3,200,000	Farmington IDR Bonds (Independent Mobility Sys. Proj.) Ser. A, 1.50% (LOC: Bank of America, N.A.) (Note C)	1.50	3,200,000
270,000	MFA Rev. Bonds (Eagle Trust) 1.71% (LIQ: Citibank, N.A.) (Notes C, E)	1.71	270,000
			5,720,000

Municipal Portfolio · Schedule of Investments

April 30, 2003

(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	NEW YORK—1.2%		
$ 8,500,000	Energy Res. & Dev. Rev. Bonds (Niagara Mohawk Power) Ser. B, 1.50% (LOC: Bank One, N.A.) (Note C)	1.50	$ **8,500,000**
	NORTH CAROLINA—1.1%		
1,000,000	Burke Cty. PCR Bonds (Jobst Institute, Inc. Proj.) 1.45% (LOC: Wachovia Bank, N.A.) (Note C)	1.45	1,000,000
3,500,000	Capital Fin. Fac. Rev. Bonds (Cannon School Proj.) 1.25% (LOC: SunTrust Bank) (Note C)	1.25	3,500,000
3,150,000	Mecklenberg Cty. IFA Rev. Bonds (Chiron America, Inc. Proj.) 1.45% (LOC: Bank of America, N.A.) (Note C)	1.45	3,150,000
			7,650,000
	OHIO—1.5%		
5,000,000	Butler Cty. Healthcare Facs. Rev. Bonds (Lifesphere Proj.) 1.35% (LOC: U.S. Bank, N.A.) (Note C)	1.35	5,000,000
2,035,000	HFA Rev. Bonds, 4.90%, due 9/1/03 (LIQ: GNMA)	1.30	2,059,346
3,500,000	Solid Waste Rev. Bonds (Republic Services, Inc.) 1.25% (LOC: Bank One, N.A.) (Note C)	1.25	3,500,000
			10,559,346
	OKLAHOMA—3.3%		
225,000	Capitol Imp. Auth. Rev. Bonds, 2.00%, due 9/1/03 (GTY: AMBAC)	1.40	225,448
230,000	DFA Rev. Bonds, 2.25%, due 4/1/04 (GTY: AMBAC)	1.15	232,301
2,850,000	Muskogee City & Cty. Trust Port Auth. Rev. Bonds, 1.60% (LOC: Bank of America, N.A.) (Note C)	1.60	2,850,000
835,000	Oklahoma City Airport Rev. Bonds, 4.00%, due 7/1/03 (GTY: MBIA)	1.65	838,261
4,000,000	Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.) Ser. A, 1.60%, put 5/15/03 (LOC: Bank of America, N.A.)	1.60	4,000,000
250,000	Turnpike Auth. Rev. Bonds, 5.00%, due 1/1/04 (GTY: FGIC)	1.25	256,227
14,175,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 1.10%, put 9/2/03 (LIQ: Bayerische Landesbank GZ)	1.10	14,175,000
			22,577,237

Municipal Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	OREGON—0.7%		
$ 250,000	Columbia River Peoples Util. Dist. Rev. Bonds, 4.70%, due 12/1/03 (GTY: MBIA)	1.30	$ 254,955
3,800,000	Hillsboro Rev. Bonds (Oregon Graduate Institute) 1.42% (LOC: Comerica, Inc.) (Note C)	1.42	3,800,000
500,000	Portland Urban Renewal Rev. Bonds, 2.50%, due 6/1/03 (GTY: AMBAC)	1.80	500,293
			4,555,248
	PENNSYLVANIA—3.0%		
2,800,000	Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank) 1.40% (LOC: PNC Bank, N.A.) (Note C)	1.40	2,800,000
1,065,000	Bethel Township IDA Rev. Bonds (Brentwood Industries, Inc. Proj.) 1.45% (LOC: First Union National Bank) (Note C)	1.45	1,065,000
2,300,000	EDA Rev. Bonds (SJ Bailey & Sons, Inc. Proj.) 1.50% (LOC: PNC Bank, N.A.) (Note C)	1.50	2,300,000
1,000,000	Erie Cty. Hosp. Auth. Rev. Bonds (Hamot Health) 4.25%, due 5/15/03 (GTY: AMBAC)	2.15	1,000,792
1,900,000	Higher Educ. Rev. Bonds, Ser. 8, 2.15%, put 7/1/03 (GTY: FSA)	2.15	1,901,557
1,600,000	Philadelphia IDR Bonds (Henry H. Ottens Mfg. Proj.) 1.50% (LOC: First Union National Bank) (Note C)	1.50	1,600,000
2,000,000	Venango IDA Rev. Bonds (Scrubgrass Proj.) Ser. 1993, 1.07%, due 6/10/03 (LOC: Dexia Public Finance Bank)	1.07	2,000,000
8,000,000	Venango IDA Rev. Bonds (Scrubgrass Proj.) Ser. 1990B, 1.10%, due 6/10/03 (LOC: Dexia Public Finance Bank)	1.10	8,000,000
			20,667,349
	RHODE ISLAND—0.4%		
2,500,000	Ind. Fac. Corp. IDR Bonds (NFA Corp. Proj.) 1.55% (LOC: Fleet National Bank) (Note C)	1.55	**2,500,000**
	SOUTH CAROLINA—4.1%		
4,000,000	Greenville City & Cty. IDR Bonds (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97, 1.45% (LOC: First Union National Bank) (Note C)	1.45	4,000,000
1,600,000	Jobs EDA Rev. Bonds (Ellcon National, Inc. Proj.) 1.45% (LOC: First Union National Bank) (Note C)	1.45	1,600,000
1,780,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999A, 1.50% (LOC: PNC Bank, N.A.) (Note C)	1.50	1,780,000
3,955,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 1.50% (LOC: PNC Bank, N.A.) (Note C)	1.50	3,955,000

Municipal Portfolio · Schedule of Investments

April 30, 2003
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 2,400,000	Jobs EDA Rev. Bonds (Klockner Namasco Proj.) 1.45% (LOC: Bayerische Landesbank GZ) (Note C)	1.45	$ 2,400,000
6,420,000	Jobs EDA Rev. Bonds (Zeuna Starker USA, Inc. Proj.) 1.40% (LOC: Bank of America, N.A.) (Note C)	1.40	6,420,000
300,000	Piedmont Muni. Power Agy. Rev. Bonds, 5.00%, due 1/1/04 (GTY: FGIC)	1.45	307,052
8,000,000	Port Auth. Rev. Bonds (ABN Amro Munitops #7) 1.49% (LIQ: ABN Amro Bank, N.V.) (Notes C, E)	1.49	8,000,000
			28,462,052
	SOUTH DAKOTA—0.2%		
1,480,000	Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) 1.45% (LIQ: Norwest Corp.) (Note C)	1.45	**1,480,000**
	TENNESSEE—4.4%		
2,800,000	Franklin Cty. IDB Rev. Bonds (Franklin Ind., Inc. Proj.) 1.60% (LOC: Nationsbank, N.A.) (Note C)	1.60	2,800,000
3,800,000	Hendersonville Hsg. IDB Rev. Bonds (Windsor Park Proj.) 1.35% (LIQ: Fannie Mae) (Note C)	1.35	3,800,000
10,000,000	Metropolitan Government Davidson Cty. GO Bonds (ABN Amro Munitops) Ser. 1999-1, 1.46% (LIQ: ABN Amro, N.V.) (Notes C, E)	1.46	10,000,000
4,000,000	Metropolitan Government Davidson Cty. MFH Rev. Bonds (Timberlake Proj.) 1.35% (LOC: Fannie Mae) (Note C)	1.35	4,000,000
10,000,000	Montgomery Cty. Pub. Building Rev. Bonds (Montgomery Cty. Loan) 1.35% (LOC: Bank of America, N.A.) (Note C)	1.35	10,000,000
			30,600,000
	TEXAS—11.7%		
250,000	Alice GO Bonds, 5.00%, due 2/1/04 (GTY: FSA)	1.25	256,962
250,000	Alvin GO Bonds, Ser. A, 3.00%, due 12/1/03 (GTY: MBIA)	1.15	252,690
3,025,000	Bexar Cty. Hsg. Rev. Bonds (Eagle Trust) Ser. 94C4301, 1.51% (LIQ: Citibank, N.A.) (Notes C, E)	1.51	3,025,000
9,900,000	Brazos River Auth. Rev. Bonds (Util. Elec. Co. Proj.) Ser. 2001CC3, 1.80% (LIQ: Bank of New York) (Notes C, E)	1.80	9,900,000
1,175,000	Central Texas Higher Educ. Auth. Rev. Bonds, 5.10%, due 12/1/03 (LIQ: SLMA)	1.30	1,200,886
300,000	Del Rio GO Bonds, 3.00%, due 10/1/03 (GTY: AMBAC)	1.50	301,865
875,000	Harris Cty. Toll Road Rev. Bonds, 5.00%, due 8/15/03 (GTY: FSA)	1.85	882,923
1,869,000	Houston Airport Rev. Bonds (ABN Amro Munitops Trust Cert.) Ser. 1998-15, 1.50% (LIQ: ABN Amro Bank, N.V.) (Notes C, E)	1.50	1,869,000

Municipal Portfolio · Schedule of Investments

April 30, 2003

(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 5,000,000	North Texas Higher Educ. Auth. Rev. Bonds, 1.40% (LOC: Lloyds Bank) (Note C)	1.40	$ 5,000,000
6,500,000	Pasadena ISD GO Bonds, 1.35%, put 4/1/04 (GTY: Texas Permanent School Fund)	1.35	6,500,000
12,659,000	PFA Rev. Notes, TECP, Ser. 2003, 1.10%, due 5/20/03	1.10	12,659,000
400,000	Port Houston Rev. Bonds, 3.00%, due 11/1/02 (GTY: FSA)	2.00	400,000
835,000	Richardson GO Bonds, 2.00%, due 2/15/04 (GTY: MBIA)	1.13	840,403
6,500,000	Richardson ISD GO Bonds, 1.35%, put 4/1/04 (GTY: Texas Permanent School Fund)	1.35	6,500,000
1,930,000	San Antonio Airport System Rev. Bonds, 2.00%, due 7/1/03 (GTY: FSA)	1.10	1,932,856
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.) Ser. 1998, 1.50% (LOC: Nationsbank, N.A.) (Note C)	1.50	2,000,000
3,000,000	San Marcos IDC Rev. Bonds (TB Woods, Inc. Proj.) 1.50% (LOC: PNC Bank, N.A.) (Note C)	1.50	3,000,000
20,000,000	TRANS, 2.75%, due 8/29/03	1.32	20,092,518
4,490,000	Texas Veterans Hsg. Rev. Bonds, Ser. 1994A-1, 1.45% (Note C)	1.45	4,490,000
			81,104,103
	UTAH—0.4%		
1,325,000	Eagle Mountain Gas & Electric Rev. Bonds, 1.30% (LOC: BNP Paribas) (Note C)	1.30	1,325,000
1,000,000	Trementon City IDR Bonds (La-Z-Boy Chair Co. Proj.) Ser. 1990, 1.45% (LOC: Bank One, N.A.) (Note C)	1.45	1,000,000
250,000	Weber St. Univ. Student Facs. Rev. Bonds, 4.65%, due 4/1/04 (GTY: FSA)	1.10	258,061
			2,583,061
	VARIOUS STATES—3.2%		
1,265,000	Greystone Tax-Exempt Cert. Rev. Bonds, Ser. 1998-2, 1.51% (LOC: Credit Suisse First Boston) (Notes C, E)	1.51	1,265,000
3,000,000	Newman Capital Trust Rev. Bonds, Cl. A, Ser. 2001-1, 1.61% (LIQ: Freddie Mac) (Notes C, E)	1.61	3,000,000
7,595,000	Newman Capital Trust Rev. Bonds, Cl. A, Ser. 2002-1, 1.61% (LIQ: Freddie Mac) (Notes C, E)	1.61	7,595,000
4,067,324	Pitney Bowes Credit Corp. Leasetops Muni Trust Rev. Bonds, Ser. 1998-2, 2.50% put 10/9/02 (LIQ: Pitney Bowes Credit Corp.) (Note E)	2.00	4,067,324
5,926,521	Pitney Bowes Credit Corp. Leasetops Muni Trust Rev. Bonds, Ser. 1999-2, 2.00% put 10/15/03 (LIQ: Pitney Bowes Credit Corp.) (Note E)	2.00	5,926,521
			21,853,845

Municipal Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	VIRGINIA—2.2%		
$ 8,000,000	Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601, 1.44% (LIQ: Citibank, N.A.) (Notes C, E)	1.44	$ 8,000,000
1,000,000	Halifax Cty. IDA Rev. Bonds (O' Sullivan Industries Proj.) 1.55% (LOC: Wachovia Bank, N.A.) (Note C)	1.55	1,000,000
2,300,000	King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser. 1995, 1.40% (LOC: Credit Suisse First Boston) (Note C)	1.40	2,300,000
2,900,000	King George Cty. IDA Rev. Bonds (Garnet of VA, Inc. Proj.) 1.45% (LOC: Morgan Guaranty Trust)(Note C)	1.45	2,900,000
1,215,000	Suffolk Redev. & Hsg. Rev. Bonds (Oak Springs Apartments Proj.) 1.35% (LOC: Freddie Mac) (Note C)	1.35	1,215,000
			15,415,000
	WASHINGTON—7.3%		
650,000	Clark Cty. Pub. Util. Rev. Bonds, 5.00%, due 1/1/04 (GTY: AMBAC)	1.43	665,371
3,410,000	Econ. DFA Rev. Bonds (Waste Management Proj.) Ser. 2000I, 1.40% (LOC: Fleet National Bank) (Note C)	1.40	3,410,000
2,200,000	EDA Rev. Bonds (Ace Tank Proj.) 1.50% (LOC: U.S. Bank, N.A.) (Note C)	1.50	2,200,000
900,000	EDA Rev. Bonds (Seadrunar Proj.) 1.40% (LOC: U.S. Bank, N.A.) (Note C)	1.40	900,000
8,995,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 1.45% (LOC: Fannie Mae) (Note C)	1.45	8,995,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 1.40% (LOC: Fannie Mae) (Note C)	1.40	6,200,000
1,900,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 1.45% (LOC: Bank of America, N.A.) (Note C)	1.45	1,900,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 1.40% (LOC: Fannie Mae) (Note C)	1.40	2,000,000
10,900,000	HFC Rev. Bonds (Mill Plain Crossing Proj.) 1.40% (LOC: Harris Trust & Savings Bank) (Note C)	1.40	10,900,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 1.50% (LOC: U.S. Bank, N.A.) (Note C)	1.50	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 1.40% (LOC: Fannie Mae) (Note C)	1.40	4,620,000
1,100,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 1.50% (LOC: U.S. Bank, N.A.) (Note C)	1.50	1,100,000
800,000	Port of Seattle IDR Bonds (Alaska Airlines, Inc.) 1.40% (LOC: Bank of New York) (Note C)	1.40	800,000
2,000,000	Port of Seattle Rev. Bonds, Ser. 1997, 1.45% (LOC: Bank of New York) (Note C)	1.45	2,000,000
2,460,000	Seattle Light & Power Rev. Bonds, 3.00%, due 12/1/03 (GTY: FSA)	1.45	2,482,105
225,000	Tacoma Elec. Sys. Rev. Bonds, 5.80%, due 1/1/04 (GTY: AMBAC)	1.25	225,000
			50,647,476

Municipal Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	WEST VIRGINIA—0.8%		
$ 5,600,000	Public Energy Auth. Rev. Bonds (Morgantown Energy Assoc. Proj.) Ser. 1989A, 1.05%, due 6/11/03 (LOC: Credit Locale de France)	1.05	**$ 5,600,000**
	WISCONSIN—1.7%		
350,000	GO Bonds, 5.75%, due 5/1/03	1.20	350,000
2,300,000	Grand Chute IDR Bonds (Surface Mount Technology Proj.) 1.70% (LOC: Bank One, N.A.) (Note C)	1.70	2,300,000
8,000,000	HEFA Rev. Bonds (Divine Savior Healthcare) Ser. B, 1.40% (LOC: U.S. Bank, N.A.) (Note C)	1.40	8,000,000
1,050,000	Janesville IDR Bonds (Freedom Plastics, Inc. Proj.) 1.46% (LOC: LaSalle National Bank) (Note C)	1.46	1,050,000
			11,700,000
	TOTAL MUNICIPAL OBLIGATIONS (Cost $705,349,749)—101.9%		**705,349,749**
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET —(1.9)%		**(13,236,430)**
	NET ASSETS—100.0%		**$ 692,113,319**

California Municipal Money Market Portfolio · Schedule of Investments

April 30, 2003
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	MUNICIPAL OBLIGATIONS		
	CALIFORNIA—97.1%		
$ 3,500,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 1.50% (LOC: Allied Irish Bank, PLC) (Note C)	1.50	$ 3,500,000
2,100,000	Alameda Contra Costa Schools Rev. Bonds, Ser. A, 1.50% (LOC: Bank of Nova Scotia) (Note C)	1.50	2,100,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts) Ser. CMC1, 1.37% (LIQ: JPMorgan Chase Bank) (Notes C, E)	1.37	9,000,000
200,000	Alternative Energy Source Fin. Auth. Rev. Bonds, Ser. 1986, 1.60% (LOC: Banque Nationale de Paris) (Note C)	1.60	200,000
2,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim Hills Proj.) Ser. A, 1.40% (LOC: Fannie Mae) (Note C)	1.40	2,000,000
4,500,000	Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.) Ser. A, 1.40% (LOC: KBC Bank, NV) (Note C)	1.40	4,500,000
2,000,000	Chula Vista Charter City Rev. Bonds (Home Depot Inc. Proj.) 1.25% (LOC: Wachovia Bank, N.A.) (Note C)	1.25	2,000,000
4,000,000	Community College Fin. Auth. GO TRANS, 3.00%, due 6/30/03	1.68	4,008,532
3,415,000	Contra Costa Water Dist. Rev. Bonds, 3.00%, due 10/1/03 (GTY: FSA)	1.20	3,440,540
5,400,000	Contra Costa Cty. MFH Rev. Bonds (Park Regency) 1.38% (LOC: State Street Bank) (Note C)	1.38	5,400,000
260,000	Delta Diablo Sanitation Dist. Rev. Bonds (Wastewater Facilities Proj.) 5.00%, due 12/1/03 (GTY: MBIA)	2.99	260,881
4,842,000	Dept. of Water Resources Rev. Bonds, 1.00%, due 5/21/03 (LIQ: Landesbank Hessen-Theuringen GZ)	1.00	4,842,000
5,000,000	EFA Rev. Bonds (Stanford Univ.) Ser. L3, 1.25% (Note C)	1.25	5,000,000
3,000,000	Fresno Airport (MERLOT) Ser. 2000B1, 1.47% (LIQ: Wachovia) (Notes C, E)	1.47	3,000,000
1,210,000	Glendale Redev. Agency Tax. Allocation Rev. Bonds, 3.00%, due 12/1/03 (GTY: MBIA)	1.25	1,222,294
8,000,000	GO Bonds (CMC) 1.60% (LIQ: JPMorgan Chase Bank) (Notes C, E)	1.60	8,000,000
8,981,000	Health Facs. Fin. Auth. Rev. Bonds (Pooled Loan Prog.) Ser. B, 1.35% (LIQ: FGIC) (Note C)	1.35	8,981,000
5,000,000	Health Facs. Fin. Auth. Rev. Bonds (Scripps Health) Ser. A, 1.30% (LOC: Bank One, N.A.) (Note C)	1.30	5,000,000
1,300,000	Huntington Beach MFH Rev. Bonds, 1.35% (LOC: Freddie Mac) (Note C)	1.35	1,300,000
5,550,000	Infrastructure & EDR Bonds (Independent Systems) Ser. B, 1.45% (LIQ: WestLB AG, Bayerische Landesbank GZ, Morgan Guaranty Trust) (Note C)	1.45	5,550,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 1.45% (LOC: Fannie Mae) (Note C)	1.45	7,700,000
2,000,000	Livermore COP Rev. Bonds, 1.45% (LIQ: Dexia Credit Locale, S.A.) (Note C)	1.45	2,000,000

California Municipal Money Market Portfolio · Schedule of Investments

April 30, 2003

(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 4,060,000	Los Angeles Cty. Capital Asset Lease Rev. Bonds, 1.00%, due 6/11/03 (LOC: WestLB AG, JPMorgan Chase Bank, Bayerische Landesbank GZ)	1.00	$ 4,060,000
700,000	Los Angeles Cty. IDB (Alameda Properties) 1.40% (LOC: Bank of America, N.A.) (Note C)	1.40	700,000
1,300,000	Los Angeles Cty. Pension Obligation Rev. Bonds, Ser. B, 1.30% (LIQ: Credit Local de France) (Note C)	1.30	1,300,000
250,000	Los Angeles Cty. Sales Tax Rev. Bonds, 6.00%, due 7/1/03 (GTY: FGIC)	1.10	252,063
3,485,000	Los Angeles Hsg. Rev. Bonds, Ser. A, 1.30% (LOC: FHLB) (Note C)	1.30	3,485,000
7,600,000	Los Angeles Hsg. Rev. Bonds, Ser. K, 1.35% (LOC: FHLB) (Note C)	1.35	7,600,000
5,700,000	Los Angeles International Airport CP Notes, Ser. A, 0.90%, due 4/2/03 (LOC: Bayerische Landesbank GZ, JPMorgan Chase Bank, Landesbank Baden Wurtemburg, WestLB AG)	0.90	5,700,000
1,200,000	Los Angeles Multi-Family Rev. Bonds (Museum Terrace Apts.) Ser. H, 1.35% (LOC: Bank of America, N.A.) (Note C)	1.35	1,200,000
5,000,000	Los Angeles Multi-Family Rev. Bonds (Tri City Proj.) Ser. I, 1.42% (LOC: Citibank, N.A.) (Note C)	1.42	5,000,000
5,000,000	Los Angeles USD GO Bonds (MERLOT) Ser. B12, 1.38% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.38	5,000,000
1,000,000	Los Angeles Wastewater Sys. Rev. Bonds, 1.25%, put 12/5/03 (LIQ: FGIC)	1.25	1,000,000
4,800,000	Metropolitan Water Dist. of So. Cal. Rev. Bonds, Ser. B, 1.35% (LIQ: Bank of America, N.A.) (Note C)	1.35	4,799,900
4,934,180	Newman Capital Trust, Cl. A, Ser. 2001-1, 1.56% (LIQ: Freddie Mac) (Notes C, E)	1.56	4,934,180
10,500,000	No. Cal. Transmission Auth. Rev. Bonds, 1.00%, due 5/9/03 (LOC: WestLB AG)	1.00	10,500,000
1,300,000	Ontario IDA Rev. Bonds (Winsford Partners) Ser. A, 1.40% (LOC: Citibank, N.A.) (Note C)	1.40	1,300,000
1,225,000	Placentia-Yorba Linda Rev. Bonds, 3.00%, due 8/1/03 (GTY: FGIC)	1.45	1,229,735
4,000,000	Port of Oakland, Ser. D, 1.00%, due 8/14/03 (LOC: JPMorgan Chase Bank, Bank of America, N.A.)	1.00	4,000,000
6,000,000	Port of Oakland, Ser. E, 0.95%, due 5/22/03 (LOC: JPMorgan Chase Bank, Bank of America, N.A.)	0.95	6,000,000
200,000	Public Works Board Rev. Bonds, 5.70%, due 12/1/03 (GTY: AMBAC)	1.50	202,982
1,755,000	Riverside Cty. IDA Rev. Bonds (Merrick Engineering, Inc.) 1.50% (LOC: Wells Fargo & Co.) (Note C)	1.50	1,755,000
8,340,000	Riverside Hsg. Auth. Rev. Bonds (Woodcreek Proj.) 1.30% (LIQ: Freddie Mac) (Note C)	1.30	8,340,000
4,610,000	Rural MFA Rev. Bonds (Roaring Forks Muni Products) Ser. 2001A, 1.55% (LIQ: Bank of New York) (Notes C, E)	1.55	4,610,000

California Municipal Money Market Portfolio · Schedule of Investments

April 30, 2003
(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS, 1.42% (LIQ: First Union National Bank) (Notes C, E)	1.42	$ 3,910,000
4,000,000	Sacramento MUD Elec. Rev. Bonds (Muni Trust Receipts) Ser. SGB4, 1.36% (LIQ: Societe Generale) (Notes C, E)	1.36	4,000,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT) Ser. 2000 A10, 1.42% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.42	2,000,000
2,000,000	Sacramento MUD Rev. Bonds, 0.95%, due 5/29/03 (LOC: Bayerische Landesbank GZ, Morgan Guaranty Trust, WestLB AG)	0.95	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 1.50% (LOC: Allied Irish Bank, PLC) (Note C)	1.50	1,000,000
500,000	San Diego Metro Trans. Dev. Board Rev. Bonds, 2.00%, due 12/1/03 (GTY: MBIA)	1.05	502,757
2,100,000	San Diego MFH Rev. Bonds, 1.35% (LOC: Fifth Third Bank) (Note C)	1.35	2,100,000
1,200,000	Santa Cruz Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts.) Ser. A, 1.35% (LOC: Wells Fargo & Co.) (Note C)	1.35	1,200,000
8,000,000	School Cash Reserve Prog. Auth., Ser. A, 3.00%, due 7/3/03	1.67	8,018,061
2,900,000	South Bay Regional Communications Rev. Bonds (Hawthorne Proj.) 1.35% (LOC: Allied Irish Bank, PLC) (Note C)	1.35	2,900,000
7,065,000	Southern Cal Pub. Power Auth. Rev. Bonds (Southern Transmission) 1.30% (LOC: Barclays Bank, PLC) (Note C)	1.30	7,065,000
13,500,000	Statewide CDA Rev. Bonds (Pavillions Apts.) Ser. M, 1.45% (LOC: Fannie Mae) (Note C)	1.45	13,500,000
3,750,000	Statewide CDA Rev. Bonds (Masters College Proj.) 1.35% (LOC: U.S. Bank, N.A.) (Note C)	1.35	3,750,000
6,700,000	Transit Fin. Auth. Rev. Bonds, Ser. 1997, 1.35% (LIQ: Credit Suisse First Boston) (Note C)	1.35	6,700,000
910,000	Univ. of Cal. Rev. Bonds (Research Facs.) 10.00%, due 9/1/03 (GTY: FSA)	1.45	935,890
6,000,000	Watereuse Fin. Auth. Rev. Bonds, 1.35% (LIQ: Credit Suisse First Boston) (Note C)	1.35	6,000,000
			237,555,815
	PUERTO RICO—1.9		
4,700,000	Commonwealth TOC's Trust, Ser. 2001-1, 1.40% (LIQ: Bank of New York) (Notes C, E)	1.40	**4,700,000**

New York Municipal Money Market Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
	MUNICIPAL OBLIGATIONS		
	NEW YORK—91.0%		
$ 800,000	Averill Park CSD GO Bonds, 2.50%, due 6/15/03 (GTY: FSA)	2.00	$ 800,484
4,500,000	Babylon IDA Rev. Bonds (Ogden Martin Proj.) 1.40% (LIQ: JPMorgan Chase Bank) (Note C)	1.40	4,500,000
235,000	Batavia CSD GO Bonds, 4.35%, due 6/15/03 (GTY: FSA)	1.45	235,830
1,245,176	Beaver River CSD GO Bonds, 3.37%, due 6/15/03 (GTY: FSA)	1.07	1,248,740
400,000	Broadalbin CSD GO Bonds, 2.50%, due 6/15/03 (GTY: FSA)	2.00	400,243
2,000,000	Buffalo GO Bonds, 4.00%, due 12/1/03 (GTY: FGIC)	1.55	2,028,388
1,000,000	Buffalo GO RANS, 2.50%, due 6/27/03 (GTY: FGIC)	1.52	1,001,507
470,000	Croton Harmon USD GO Bonds, 6.00%, due 10/15/03 (GTY: FSA)	1.09	480,542
850,000	Delaware Cty. Public Imp. GO Bonds, 3.50%, due 10/15/03 (GTY: MBIA)	1.45	857,883
9,000,000	Dorm. Auth. Rev. Bonds (Columbia Univ.) 1.05%, due 3/5/04	1.05	9,000,000
1,665,000	Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 1.42% (LOC: KBC Bank NV) (Notes C, E)	1.42	1,665,000
1,000,000	Dorm. Auth. Rev. Bonds (North Shore Univ. Hosp.) 4.25%, due 11/1/03 (GTY: MBIA)	1.40	1,014,204
545,000	Eden CSD GO Bonds, 2.50%, due 6/1/03 (GTY: MBIA)	1.75	545,342
2,000,000	Energy Research & Dev. Auth. PCR Bonds (Niagara Mohawk Power) Ser. 1985C, 1.50% (LOC: Bank One, N.A.) (Note C)	1.50	2,000,000
4,200,000	Energy Research & Dev. Auth. PCR Bonds (Orange & Rockland Ctys.) Ser. A, 1.25% (LIQ: Societe Generale) (Note C)	1.25	4,200,000
2,000,000	Environmental Facs. Rev. Bonds (General Electric Co. Proj.) Ser. 1987A, 0.95%, due 8/14/03	0.95	2,000,000
2,000,000	Erie Cty. Water Auth. Rev. Bonds, Ser. A, 1.25% (LIQ: National Australia Bank Ltd.) (Note C)	1.25	2,000,000
2,805,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 1.35% (LOC: FHLB) (Note C)	1.35	2,805,000
4,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 1.35% (LOC: Fannie Mae) (Note C)	1.35	4,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 1.45% (LOC: FHLB) (Note C)	1.45	1,400,000
3,400,000	HFA Rev. Bonds (Lakeview Homes) Ser. A, 1.35% (LOC: Fleet National Bank) (Note C)	1.35	3,400,000
1,100,000	HFA Rev. Bonds (Normandie Court) 1.32% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)	1.32	1,100,000
4,000,000	HFA Rev. Bonds (Saxony Proj.) Ser. A, 1.38% (LOC: Fannie Mae) (Note C)	1.38	4,000,000

New York Municipal Money Market Portfolio · Schedule of Investments

April 30, 2003

(Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 1,500,000	HFA Rev. Bonds (Sayville Hsg.) Ser. A, 1.38% (LOC: Fleet National Bank) (Note C)	1.38	$ 1,500,000
200,000	Local Govt. Assistance Corp. Rev. Bonds, 5.50%, due 4/1/04 (GTY: AMBAC)	1.05	208,088
1,900,000	Local Govt. Assistance Corp. Rev. Bonds, Ser. D, 1.30% (LOC: Societe Generale) (Note C)	1.30	1,900,000
5,800,000	Local Govt. Assistance Corp. Rev. Bonds, Ser. E, 1.35% (LOC: Societe Generale, Landesbank Hessen-Thueringen GZ) (Note C)	1.35	5,800,000
4,100,000	Local Govt. Assistance Corp. Rev. Bonds, Ser. G, 1.25% (LOC: Bank of Nova Scotia) (Note C)	1.25	4,100,000
3,200,000	Local Govt. Assistance Corp. Rev. Bonds, 1.35% (LOC: Bayerische Landesbank GZ) (Note C)	1.35	3,200,000
250,000	Long Island Power Auth. Rev. Bonds, 4.00%, due 4/1/04 (GTY: FSA)	1.20	256,352
250,000	Long Island Power Auth. Rev. Bonds, 5.00%, due 4/1/04 (GTY: MBIA)	1.15	258,736
1,505,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A11, 1.42% (LIQ: First Union National Bank) (Notes C, E)	1.42	1,505,000
1,230,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A33, 1.42% (LIQ: First Union National Bank) (Notes C, E)	1.42	1,230,000
465,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. B03, 1.47% (LIQ: First Union National Bank) (Notes C, E)	1.47	465,000
500,000	Mortgage Agency Rev. Bonds (Muni Trust Rec.) Ser. CMC1, 1.40% (LIQ: JPMorgan Chase Bank) (Notes C, E)	1.40	500,000
1,500,000	MTA Rev. Bonds (MERLOT) Ser. A43, 1.42% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	1.42	1,500,000
200,000	Muni Bond Bank Rev. Bonds (Troy) Ser. A, 2.50%, due 8/15/03 (GTY: FGIC)	1.05	200,835
200,000	Muni Bond Bank Rev. Bonds (Troy) Ser. A, 4.00%, due 2/15/04 (GTY: FGIC)	1.12	204,514
350,000	Nassau Cty. GO Bonds, Ser. A, 4.25%, due 6/1/03 (GTY: MBIA)	1.10	350,921
250,000	Nassau Cty. GO Bonds, Ser. V, 5.15%, due 3/1/04 (GTY: AMBAC)	1.15	258,250
5,750,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. A, 1.30% (LIQ: Dexia Credit Locale S.A.) (Note C)	1.30	5,750,000
3,705,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History) Ser. B, 1.25% (LIQ: Credit Suisse First Boston) (Note C)	1.25	3,705,000
1,300,000	NYC Cultural Res. Rev. Bonds (Museum of Broadcasting) 1.32% (LOC: KBC Bank NV) (Note C)	1.32	1,300,000
2,130,000	NYC GO Bonds, Ser. 1994, 1.35% (LOC: Bayerische Landesbank GZ) (Note C)	1.35	2,130,000
1,100,000	NYC GO Bonds, Ser. 1993E4, 1.30% (LOC: State Street Bank) (Note C)	1.30	1,100,000
4,000,000	NYC GO Bonds, Ser. 1994 A6, 1.35% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)	1.35	4,000,000

New York Municipal Money Market Portfolio · Schedule of Investments

April 30, 2003
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 2,200,000	NYC GO Bonds, Ser. B, 1.40% (LIQ: FGIC) (Note C)	1.40	$ 2,200,000
2,700,000	NYC GO Bonds, Ser. C, 1.40% (LOC: JPMorgan Chase Bank) (Note C)	1.40	2,700,000
250,000	NYC GO Bonds, Ser. B, 6.75%, due 8/15/03 (GTY: AMBAC)	1.15	254,055
3,000,000	NYC HDC Rev. Bonds (Brittany Dev.) Ser. A, 1.38% (LIQ: Fannie Mae) (Note C)	1.38	3,000,000
6,000,000	NYC HDC Rev. Bonds (Lyric Dev.) 1.38% (LIQ: Fannie Mae) (Note C)	1.38	6,000,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 1.39% (LOC: Allied Irish Banks, PLC) (Note C)	1.39	1,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 1.35% (LOC: JPMorgan Chase Bank) (Note C)	1.35	700,000
1,000,000	NYC Muni Water Fin. Auth. Rev. Bonds (Muni Trust Receipts) 1.39% (LIQ: Societe Generale) (Notes C, E)	1.39	1,000,000
3,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. 4 CP, 1.05%, due 7/17/03 (LOC: WestLB GZ)	1.05	3,000,000
2,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. F2, 1.35% (LIQ: Morgan Guaranty Trust) (Note C)	1.35	2,000,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 1.39% (LIQ: Salomon Smith Barney Holdings, Inc.) (Notes C, E)	1.39	1,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. A, 1.35% (LIQ: Bank One, N.A.) (Note C)	1.35	2,000,000
300,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. B, 3.60%, due 11/1/03	1.45	303,213
2,500,000	Oneida Indian Nation Rev. Bonds, 1.30% (LOC: Bank of America, N.A.) (Note C)	1.30	2,500,000
280,000	Plainedge UFSD GO Bonds, 4.00%, due 8/15/03 (GTY: FSA)	1.09	282,371
600,000	Port Authority of NY & NJ Rev. Bonds, Ser. 1996-5, 1.35% (LIQ: Bayerische Landesbank GZ) (Note C)	1.35	600,000
995,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS) Ser. B05, 1.46% (LIQ: First Union National Bank) (Notes C, E)	1.46	995,000
375,000	Schodack CSD GO Bonds, 2.50%, due 6/15/03 (GTY: FSA)	1.75	375,342
500,000	Sodus CSD GO Bonds, 4.70%, due 6/15/03 (GTY: FGIC)	1.25	502,119
650,000	Stillwater CSD GO Bonds, 2.50%, due 6/15/03 (GTY: FGIC)	1.75	650,592
500,000	Suffolk Cty. IDA Rev. Bonds (Ogden Martin) 5.50%, due 10/1/03 (GTY: AMBAC)	1.90	507,451
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987, 1.35% (LOC: Bank of Nova Scotia) (Note C)	1.35	2,365,000

New York Municipal Money Market Portfolio · Schedule of Investments

April 30, 2003

(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE
$ 250,000	Sweet Home CSD GO Bonds, 5.00%, due 7/15/03 (GTY: FGIC)	1.05	$ 252,014
2,700,000	Thruway Auth. Highway & Bridge Trust Rev. Bonds (CMC) 1.38% (LIQ: JPMorgan Chase Bank) (Notes C, E)	1.38	2,700,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle) Ser. 2000305, 1.39% (LIQ: Citibank, N.A.) (Notes C, E)	1.39	5,000,000
275,000	Tully CSD GO Bonds, 4.60%, due 6/15/03 (GTY: FGIC)	1.45	276,054
3,100,000	Westchester Cty. IDA Rev. Bonds (Levister Redev. Co. LLC) 1.35% (LOC: Bank of New York) (Note C)	1.35	3,100,000
			137,369,070
	PUERTO RICO—8.6%		
7,000,000	Commonwealth TOC's Trust, Ser. 2001-1, 1.40% (LIQ: Bank of New York) (Notes C, E)	1.40	7,000,000
6,000,000	Highway & Transportation Auth. Rev. Bonds (ROC) 1.36% (LIQ: Salomon Smith Barney Holdings, Inc.) (Notes C, E)	1.36	6,000,000
			13,000,000
	TOTAL MUNICIPAL OBLIGATIONS (Cost $150,369,070)—99.6%		**150,369,070**
	OTHER ASSETS AND LIABILITIES, NET—0.4%		**595,186**
	NET ASSETS—100.0%		**$ 150,964,256**

Notes to Schedules of Investments

April 30, 2003
(UNAUDITED)

(A) Variable rate securities. The rates shown are the current rates on April 30, 2003. Dates shown represent the next interest reset date.

(B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2003, the aggregate market value of these securities, valued at amortized cost, is $1,152,000,000, representing 13.4% of net assets of the Money Market Portfolio.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2003, these securities amounted to $3,773,362,885, or 44.1% of net assets of the Money Market Portfolio, $145,752,922 or 21.1% of net assets of the Municipal Portfolio, $49,154,180 or 20.1% of net assets of the California Municipal Money Market Portfolio, and $30,560,000 or 20.2% of net assets of the New York Municipal Money Market Portfolio.

(F) Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

Notes to Schedules of Investments

April 30, 2003
(Unaudited)

Description of Abbreviations

ABAG	Association of Bay Area Governments
AMBAC	American Municipal Bond Assurance Corporation
BANS	Bond Anticipation Notes
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
CSD	Central School District
DFA	Developmental Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
EFA	Economic Finance Authority
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HDC	Housing Development Corporation
HEFA	Health & Education Facilities Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue Bond
IFA	Industrial Finance Authority
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFA	Mortgage Finance Authority
MFH	Multi-Family Housing
MTA	Municipal Transit Authority
MTN	Medium Term Note
MUD	Municipal Urban Development
PCFA	Pollution Control Finance Authority
PCR	Pollution Control Revenue Bond
PFA	Public Finance Authority
RANS	Revenue Anticipation Notes
ROC	Reset Option Certificate
SD	School District
SLMA	Student Loan Marketing Association
SFM	Single Family Mortgage
TECP	Tax Exempt Commercial Paper
TRANS	Tax Revenue Anticipation Notes
USD	Unified School District

Directors and Officers Information (Unaudited)

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served[†]
Independent Directors		
RICHARD W. DALRYMPLE National Center for Disability Services 201 IU Willets Road Albertson, NY 11507-1599 Age 59	Director	Since 9/8/99
PETER B.M. EBY 6 Corrigan Close Toronto, Ontario Canada, M4N 3U6 Age 64	Director	Since 6/6/02
LAWRENCE J. TOAL 447 East 57th Street New York, NY 10022 Age 65	Director	Since 9/8/99
Interested Director		
GEORGE F. STAUDTER[†††] 8005 Beech Tree Court Suffolk, VA 23433 Age 71	Chairman and Director	Since 9/8/99

The following table contains information regarding the Fund's Directors and Officers. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940 as amended (the "1940 Act"), are referred to as "Independent Directors." A Director who is deemed to be an "interested person" of the Fund is referred to as an "Interested Director." "Fund Complex" includes the Fund, TD Waterhouse Trust and National Investors Cash Management Fund, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Fund's Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza 4A, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[††]
Chief Operating Officer of National Center for Disability Services since 2001; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002.	17	None
Vice Chairman and Director of Nesbitt Burns, Inc. until October 1998.	17	Director of Leons Furniture Limited since May 1977; Director of Westfair Foods Limited since May 1999; Director of Sixty Split Corp. since March 2001; Director of George Weston Limited since May 2002.
President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through February 2002 and Chairman, President, and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002, and President and Chief Executive Officer from February 1991 to December 1996.	13	Director of SBLI (USA) Inc.
Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989; Director of Waterhouse Investor Services, Inc. from 1987 to 1996.	13	Director of Koger Equity, Inc.

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†
Officers Who Are Not Directors††††		
GEORGE O. MARTINEZ c/o BISYS Fund Services 60 State Street, Suite 1300 Boston, MA 02109 Age 43	President and Chief Executive Officer	Since 6/5/02
CHRISTOPHER SALFI c/o SEI Investments 530 East Swedesford Road Wayne, PA 19087-1693 Age 39	Treasurer and Chief Financial Officer	Since 3/6/03
JENNIFER A. BAILEY c/o BISYS Fund Services 90 Park Avenue, 10th Floor New York, NY 10016 Age 34	Vice President and Secretary	Since 9/19/02
MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 43	Vice President and Assistant Secretary	Since 11/2/99
THOMAS J. TEXTOR c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 45	Vice President and Assistant Treasurer	Since 1/4/99

Principal Occupation(s) During Past 5 Years
Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson; and from March 1995 to February 1998, Senior Vice President and Director of Administration and Regulatory Services of BISYS Fund Services.
Since January 1998, Fund Accounting Director – SEI Investments; from March 1994 to January 1998, Fund Accounting Manager for SEI Investments.
Since September 2002, Senior Counsel to BISYS Fund Services, Inc.; from June 2000 to September 2002, Associate of Paul, Weiss, Rifkin, Wharton & Garrison; from June 1999 to June 2000, Counsel to BISYS Fund Services, Inc.; and from April 1994 to June 1999, Counsel to The Dreyfus Corporation.
Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Waterhouse Asset Management, Inc. and TD Waterhouse since June 1997.
Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1995 to 1997, Vice President and Administrative Manager of Prudential Securities, Inc.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only effective for annual reports with periods ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by,

or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable – only effective for annual reports with periods ending on or after December 15, 2003.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation thereof, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. **Not applicable.**

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

(Registrant) TD Waterhouse Family of Funds, Inc.

By (Signature and Title)* /s/ George O. Martinez George O. Martinez, President

Date July 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George O. Martinez George O. Martinez, President

Date July 7, 2003

By (Signature and Title)* /s/ Christopher Salfi Christopher Salfi, Treasurer

Date July 7, 2003

* Print the name and title of each signing officer under his or her signature.